SEC File Nos.
811-1880
2-33371
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Post-Effective Amendment No. 54  (X)
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 35   (X)

                         THE INCOME FUND OF AMERICA, INC.
                (Exact name of registrant as specified in charter)
 P.O. Box 7650, One Market, Steuart Tower, San Francisco, California 94120
                (Address of principal executive offices) (Zip Code) Registrant's Telephone Number, Including Area Code: (415) 421-9360

                                Patrick F. Quan
                                   Secretary
                        The Income Fund of America, Inc.
                      P.O. Box 7650, One Market, Steuart Tower
                          San Francisco, California 94120
                    (Name and address of agent for service)
                                    Copy to:
                             Robert E. Carlson, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                             555 South Flower Street
                           Los Angeles, California 90071

                 Approximate date of proposed public offering:
                   [X] It is proposed that this filing will
                      become effective on October 1, 2000
                      pursuant to paragraph (b) of Rule 485.

                         The Income Fund of America/(R)/

                                   Prospectus
                                OCTOBER 1, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE INCOME FUND OF AMERICA, INC.

 One Market
 Steuart Tower, Suite 1800
 San Francisco, California 94105


                               TICKER   NEWSPAPER      FUND
                               SYMBOL  ABBREVIATION   NUMBER
 ------------------------------------------------------------
 Class A                       AMECX       Inco         06
 Class B                       IFABX      IncoB        206





 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objectives, Strategies and Risks       6
 -------------------------------------------------------
  Management and Organization                      10
 -------------------------------------------------------
  Shareholder Information                          12
 -------------------------------------------------------
  Choosing a Share Class                           13
 -------------------------------------------------------
  Purchase and Exchange of Shares                  14
 -------------------------------------------------------
  Sales Charges                                    15
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              17
 -------------------------------------------------------
  Plans of Distribution                            18
 -------------------------------------------------------
  How to Sell Shares                               19
 -------------------------------------------------------
  Distributions and Taxes                          20
 -------------------------------------------------------
  Financial Highlights                             21
 -------------------------------------------------------

THE INCOME FUND OF AMERICA / PROSPECTUS
                                                                 IFA-010-1000/MC

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to provide you with current income, and secondarily to make your investment grow. It invests primarily in a broad range of income-producing securities, including stocks and bonds. Generally, the fund will invest a substantial portion of its assets in equity-type securities.

 The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. The prices of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of debt securities may be affected by changing interest rates and credit risk assessments. Lower quality and longer maturity bonds may be subject to greater price fluctuations than higher quality and shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)
 [BAR CHART]
 1990   -3.03
 1991   23.78
 1992   12.03
 1993   14.01
 1994   -2.50
 1995   29.08
 1996   15.23
 1997   22.16
 1998    9.47
 1999    0.52


    The fund's year-to-date return for the six months ended June 30, 2000 was
                                     -0.86%.
 ------------------------------------------------------------------------------





 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST             9.62%   (quarter ended March 31, 1991)
 LOWEST             -8.16%  (quarter ended September 30, 1990)

THE INCOME FUND OF AMERICA / PROSPECTUS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                       ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A/1/
 (with the maximum sales charge      -5.27%     13.51%     10.91%      13.26%
 imposed)
 ------------------------------------------------------------------------------
 Class B/2/                            N/A        N/A        N/A         N/A
 ------------------------------------------------------------------------------
 S&P 500/3/                          21.01%     28.49%     18.17%      15.19%
 ------------------------------------------------------------------------------
 Lehman Brothers Aggregate           -0.82%      7.73%      7.70%        N/A
 Bond Index/4/
 ------------------------------------------------------------------------------
 Lehman Brothers Government/         -2.15%      7.61%      7.65%       8.85%
 Credit Bond Index/5/
 ------------------------------------------------------------------------------


 Class A yield:  5.40%
 (For current yield information, please call American FundsLine at 1-800-325-3590).

 1 The fund's Class A lifetime investment results are from December 1, 1973 when
  Capital Research and Management Company became the fund's investment adviser.

 2 The fund began investment operations for Class B shares on March 15, 2000.

 3 The Standard & Poor's 500 Composite Index is an asset-weighted, broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses. The lifetime figure is from the date Capital Research and Management Company became investment adviser for the fund's Class A shares.

 4 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
  This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date Capital Research and Managment Company became the fund's investment adviser, therefore, lifetime results are not available.

 5 The Lehman Brothers Government/Credit Bond Index is a market value-weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government. This index is unmanaged and does not reflect sales charges, commissions or expenses. The lifetime figure is from the date Capital Research and Management Company became investment adviser for the fund's Class A shares.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares began investment operations on March 15, 2000, no results are available as of the most recent calendar year-end.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              5.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.30%       0.30%
 Distribution and/or Service (12b-1) Fees        0.23%/2/    1.00%/3/
 Other Expenses                                  0.10%       0.08%
 Total Annual Fund Operating Expenses            0.63%       1.38%


 1 Annualized.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 3 Class B 12b-1 expenses may not exceed 1.00% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in Year One. The "Class B - assuming redemption" example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                   YEAR  YEAR   YEAR   YEAR
                                   ONE   THREE  FIVE   TEN
 Class A                           $636  $765   $906  $1,316
 ----------------------------------------------------------------------------
 Class B - assuming redemption     $640  $837   $955  $1,452
 Class B - assuming no redemption  $140  $437   $755  $1,452

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities such as dividend-paying common stocks and debt securities such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in equity-type securities. The fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below). The fund may also invest up to 10% of its assets in debt securities of non-U.S. issuers; however, these securities must be denominated in U.S. dollars.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations.

 The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality or longer maturity bonds will be subject to greater price fluctuations than higher quality or shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

 Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

THE INCOME FUND OF AMERICA / PROSPECTUS

 Since the fund's primary goal is to provide you with current income, the fund also calculates its income generated and dividend rates over various periods and compares them with the S&P 500.

 The following information illustrates the income generated by Class A shares of the fund compared with the income generated by the S&P 500:

 For periods ended July 31, 2000:

 INCOME GENERATED ON A
 $10,000 INVESTMENT/1/       THE FUND           S&P 500
 One Year                    $   508            $   125
 ------------------------------------------------------------
 Five Years                    3,239              1,394
 ------------------------------------------------------------
 Ten Years                     7,801              3,981
 ------------------------------------------------------------
 Lifetime/2/                  41,036             26,623
 ------------------------------------------------------------


 1 Results are at net asset value and assume capital gain distributions are reinvested and dividends are taken in cash.

 2 For the period beginning December 1, 1973 (when Capital Research and
  Management Company became the fund's investment adviser).


[LINE CHART]
 THE FUND'S CLASS A DIVIDEND RATES COMPARED WITH THE
 DIVIDEND RATES OF THE S&P 500/1/

                    S&P 500         IFA
 7/31/90             3.31            7.18
 7/31/91             3.11            7.11
 7/31/92             2.89            6.06
 7/31/93             2.79            6.23
 7/31/94             2.80            6.14
 7/31/95             2.41            5.56
 7/31/96             2.28            5.22
 7/31/97             1.61            4.84
 7/31/98             1.43            4.49
 7/31/99             1.24            5.03
 7/31/00             1.15            5.64

/1/ The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing by the month-end net asset value adjusted for capital gains. All numbers are calculated by Lipper, Inc.

 Past results are not an indication of future results.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, July 31, 2000.

[PIE CHART]
 U.S. Equities 48.5%
 Non-U.S. Equities 14.7%
 Government Bonds 5.5%
 Other Fixed-Income Securities 22.4%
 Cash & Equivalents 8.9%


                                                                   PERCENT OF
 FIVE LARGEST INDUSTRIES IN EQUITY HOLDINGS                        NET ASSETS
 ------------------------------------------------------------------------------
 Utilities: Electric & Gas                                            8.7%
 ------------------------------------------------------------------------------
 Energy Sources & Equipment                                           6.3
 ------------------------------------------------------------------------------
 Banking                                                              6.2
 ------------------------------------------------------------------------------
 Forest Products & Paper                                              4.8
 ------------------------------------------------------------------------------
 Real Estate                                                          3.4
 TEN LARGEST EQUITY HOLDINGS
 ------------------------------------------------------------------------------
 First Union                                                          1.6%
 ------------------------------------------------------------------------------
 Philip Morris                                                        1.3
 ------------------------------------------------------------------------------
 Royal Dutch Petroleum/"Shell" Transport and Trading                  1.2
 ------------------------------------------------------------------------------
 Georgia-Pacific                                                      1.2
 ------------------------------------------------------------------------------
 Weyerhaeuser                                                         1.1
 ------------------------------------------------------------------------------
 Dow Chemical                                                         1.1
 ------------------------------------------------------------------------------
 Time Warner                                                          1.1
 ------------------------------------------------------------------------------
 Bank of America                                                      1.1
 ------------------------------------------------------------------------------
 Consolidated Edison                                                  1.0
 ------------------------------------------------------------------------------
 Ford Motor                                                           1.0


 BOND HOLDINGS BY QUALITY CATEGORY (DOES NOT INCLUDE CONVERTIBLE
 SECURITIES)
 See the Appendix in the Statement of Additional Information for
 a description of quality categories
 ------------------------------------------------------------------------------
 U.S. Treasury and Agency                                             4.8%
 ------------------------------------------------------------------------------
 AAA                                                                  1.6
 ------------------------------------------------------------------------------
 AA                                                                   0.7
 ------------------------------------------------------------------------------
 A                                                                    2.1
 ------------------------------------------------------------------------------
 BBB                                                                  6.3
 ------------------------------------------------------------------------------
 BB                                                                   3.2
 ------------------------------------------------------------------------------
 B                                                                    8.6
 ------------------------------------------------------------------------------
 CCC                                                                  0.5
 ------------------------------------------------------------------------------
 CC and below                                                         0.1
 ------------------------------------------------------------------------------



 Because the fund is actively managed, its holdings will change from time to time.

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing and with the Securities and Exchange Commission rules adopted in 1999 governing Codes of Ethics. This policy has also been incorporated into the fund's Code of Ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Income Fund of America are listed on the following page.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

                                                                                               APPROXIMATE YEARS OF EXPERIENCE
                                                                                                AS AN INVESTMENT PROFESSIONAL
                                                                                               (INCLUDING THE LAST FIVE YEARS)

                                                                    YEARS OF EXPERIENCE
                                                                  AS PORTFOLIO COUNSELOR      -----------------------------------
         PORTFOLIO COUNSELORS                                   (AND RESEARCH PROFESSIONAL,     WITH CAPITAL
                  FOR                                               IF APPLICABLE) FOR          RESEARCH AND
            THE INCOME FUND                                           THE INCOME FUND            MANAGEMENT
              OF AMERICA              PRIMARY TITLE(S)           OF AMERICA (APPROXIMATE)          COMPANY
         -------------------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                              -----------------------------------
         JANET A.               President and Director of the  7 years (plus 8 years as a     18 years           24 years
         MCKINLEY               fund. Director, Capital        research professional prior
                                Research and Management        to becoming a portfolio
                                Company. Senior Vice           counselor for the fund)
                                President, Capital Research
                                Company*
         ------------------------------------------------------------------------------------------------------------------------
         STEPHEN E.             Senior Vice President of the   16 years (plus 11 years as a   28 years           34 years
         BEPLER                 fund. Senior Vice President,   research professional prior
                                Capital Research Company*      to becoming a portfolio
                                                               counselor for the fund)
         ------------------------------------------------------------------------------------------------------------------------
         ABNER D.               Senior Vice President of the   27 years                       33 years           48 years
         GOLDSTINE              fund. Senior Vice President
                                and Director, Capital
                                Research and Management
                                Company
         ------------------------------------------------------------------------------------------------------------------------
         DINA N.                Senior Vice President of the   8 years                        9 years            23 years
         PERRY                  fund. Senior Vice President,
                                Capital Research and
                                Management Company
         ------------------------------------------------------------------------------------------------------------------------
         HILDA L.               Vice President of the fund.    3 years (plus 3 years as a     6 years            14 years
         APPLBAUM               Vice President, Capital        research professional prior
                                Research Company*              to becoming a portfolio
                                                               counselor for the fund)
         ------------------------------------------------------------------------------------------------------------------------
         DAVID C.               Vice President of the fund.    4 years                        12 years           19 years
         BARCLAY                Vice President, Capital
                                Research and Management
                                Company
         ------------------------------------------------------------------------------------------------------------------------
         JOHN H.                Vice President of the fund.    8 years                        17 years           18 years
         SMET                   Vice President, Capital
                                Research and Management
                                Company
         * Company affiliated with Capital Research and Management Company
------------------------------------------------------------------------------------------------------------------------------------

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773


 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  .  How long you expect to own the shares

  .  How much you intend to invest

  .  The expenses associated with owning shares of each class

  . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  5.75%. Sales charges are reduced or
  eliminated for purchases of $25,000
  or more (see "Sales Charges - Class
  A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.25% annually.         of up to 1.00% annually.
 ------------------------------------------------------------------------------
  Higher dividends than Class B         Lower dividends than Class A shares due
  shares due to lower annual            to higher distribution fees and other
  expenses.                             expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (see "Sales
                                        Charges - Class B").
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below  see below



 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution--

THE INCOME FUND OF AMERICA / PROSPECTUS
 type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to shares you redeem within six years of purchase, as shown in the table below.


 Shares sold within year      1    2    3    4    5     6
 -----------------------------------------------------------
 Charge                       5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest. American Funds Distributors pays compensation equal to 4% of the amount invested to dealers who sell Class B shares.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  .  solely controlled business accounts.

  .  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

THE INCOME FUND OF AMERICA / PROSPECTUS

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  . when receiving payments through systematic withdrawal plans (up to 12% of the value of your account);

  . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

  . for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares and up to 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  .  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  .  Requests must be signed by the registered shareholder(s).

  .  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  . American Funds Service Company reserves the right to require signature guarantee(s) on all redemptions.

  . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  .  Checks must be made payable to the registered shareholder.

  . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

THE INCOME FUND OF AMERICA / PROSPECTUS

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                        Net gains on
              Net asset                  securities                Dividends
                value,        Net      (both realized  Total from  (from net                                          Net asset
Years ended  Beginning of  investment       and        investment  investment     Distributions          Total      value, end of
July 31/1/      period       income     unrealized)    operations   income)    (from capital gains)  distributions      year
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
       2000     $17.51       $.88/2/      $(1.28)/2/     $(.40)      $(.87)           $(.81)            $(1.68)        $15.43
       1999      18.25        .88            .45          1.33        (.88)           (1.19)             (2.07)         17.51
       1998      18.59        .85           1.11          1.96        (.82)           (1.48)             (2.30)         18.25
       1997      15.89        .86           3.55          4.41        (.90)            (.81)             (1.71)         18.59
       1996      14.92        .87           1.11          1.98        (.83)            (.18)             (1.01)         15.89
 CLASS B:
       2000      14.93        .24/2/         .41/2/        .65        (.19)            -                  (.19)         15.39

                                              Ratio of     Ratio of
                               Net assets,   expenses to   income to
Years ended                    end of year   average net  average net     Portfolio
July 31/1/   Total return/2/  (in millions)    assets       assets      turnover rate
--------------------------------------------------------------------------------------
 CLASS A:
       2000      (2.08)%         $18,102         .63%        5.52%         34.73%/4/
       1999       7.79            23,012         .59         4.99          44.35
       1998      11.32            22,113         .59         4.75          34.68
       1997      29.28            18,814         .61         5.09          40.92
       1996      13.46            14,459         .62         5.56          37.77
 CLASS B:
       2000       4.33                29        1.38/3/      4.57/3/       34.73/4/



1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 July 31. The period ended July 31, 2000 represents, for Class B shares, the 138 day period ended July 31, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the fiscal year ended July 31, 2000.

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.
 Investment Company File No. 811-1880
                                                       Printed on recycled paper




THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Patrick F. Quan
Patrick F. Quan
Secretary

                         The Income Fund of America/(R)/

                                   Prospectus
                                OCTOBER 1, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE INCOME FUND OF AMERICA, INC.

 One Market
 Steuart Tower, Suite 1800
 San Francisco, California 94105


                               TICKER   NEWSPAPER      FUND
                               SYMBOL  ABBREVIATION   NUMBER
 ------------------------------------------------------------
 Class A                       AMECX       Inco         06
 Class B                       IFABX      IncoB        206





 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objectives, Strategies and Risks       6
 -------------------------------------------------------
  Management and Organization                      10
 -------------------------------------------------------
  Shareholder Information                          12
 -------------------------------------------------------
  Choosing a Share Class                           13
 -------------------------------------------------------
  Purchase and Exchange of Shares                  14
 -------------------------------------------------------
  Sales Charges                                    15
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              17
 -------------------------------------------------------
  Plans of Distribution                            18
 -------------------------------------------------------
  How to Sell Shares                               19
 -------------------------------------------------------
  Distributions and Taxes                          20
 -------------------------------------------------------
  Financial Highlights                             21
 -------------------------------------------------------

THE INCOME FUND OF AMERICA / PROSPECTUS
                                                                 IFA-010-1000/MC

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to provide you with current income, and secondarily to make your investment grow. It invests primarily in a broad range of income-producing securities, including stocks and bonds. Generally, the fund will invest a substantial portion of its assets in equity-type securities.

 The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. The prices of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of debt securities may be affected by changing interest rates and credit risk assessments. Lower quality and longer maturity bonds may be subject to greater price fluctuations than higher quality and shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)
 [BAR CHART]
 1990   -3.03
 1991   23.78
 1992   12.03
 1993   14.01
 1994   -2.50
 1995   29.08
 1996   15.23
 1997   22.16
 1998    9.47
 1999    0.52


    The fund's year-to-date return for the six months ended June 30, 2000 was
                                     -0.86%.
 ------------------------------------------------------------------------------





 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST             9.62%   (quarter ended March 31, 1991)
 LOWEST             -8.16%  (quarter ended September 30, 1990)

THE INCOME FUND OF AMERICA / PROSPECTUS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                       ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A/1/
 (with the maximum sales charge      -5.27%     13.51%     10.91%      13.26%
 imposed)
 ------------------------------------------------------------------------------
 Class B/2/                            N/A        N/A        N/A         N/A
 ------------------------------------------------------------------------------
 S&P 500/3/                          21.01%     28.49%     18.17%      15.19%
 ------------------------------------------------------------------------------
 Lehman Brothers Aggregate           -0.82%      7.73%      7.70%        N/A
 Bond Index/4/
 ------------------------------------------------------------------------------
 Lehman Brothers Government/         -2.15%      7.61%      7.65%       8.85%
 Credit Bond Index/5/
 ------------------------------------------------------------------------------


 Class A yield:  5.40%
 (For current yield information, please call American FundsLine at 1-800-325-3590).

 1 The fund's Class A lifetime investment results are from December 1, 1973 when
  Capital Research and Management Company became the fund's investment adviser.

 2 The fund began investment operations for Class B shares on March 15, 2000.

 3 The Standard & Poor's 500 Composite Index is an asset-weighted, broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses. The lifetime figure is from the date Capital Research and Management Company became investment adviser for the fund's Class A shares.

 4 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
  This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date Capital Research and Managment Company became the fund's investment adviser, therefore, lifetime results are not available.

 5 The Lehman Brothers Government/Credit Bond Index is a market value-weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government. This index is unmanaged and does not reflect sales charges, commissions or expenses. The lifetime figure is from the date Capital Research and Management Company became investment adviser for the fund's Class A shares.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares began investment operations on March 15, 2000, no results are available as of the most recent calendar year-end.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              5.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.30%       0.30%
 Distribution and/or Service (12b-1) Fees        0.23%/2/    1.00%/3/
 Other Expenses                                  0.10%       0.08%
 Total Annual Fund Operating Expenses            0.63%       1.38%


 1 Annualized.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 3 Class B 12b-1 expenses may not exceed 1.00% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in Year One. The "Class B - assuming redemption" example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                   YEAR  YEAR   YEAR   YEAR
                                   ONE   THREE  FIVE   TEN
 Class A                           $636  $765   $906  $1,316
 ----------------------------------------------------------------------------
 Class B - assuming redemption     $640  $837   $955  $1,452
 Class B - assuming no redemption  $140  $437   $755  $1,452

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities such as dividend-paying common stocks and debt securities such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in equity-type securities. The fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below). The fund may also invest up to 10% of its assets in debt securities of non-U.S. issuers; however, these securities must be denominated in U.S. dollars.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations.

 The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality or longer maturity bonds will be subject to greater price fluctuations than higher quality or shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

 Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

THE INCOME FUND OF AMERICA / PROSPECTUS

 Since the fund's primary goal is to provide you with current income, the fund also calculates its income generated and dividend rates over various periods and compares them with the S&P 500.

 The following information illustrates the income generated by Class A shares of the fund compared with the income generated by the S&P 500:

 For periods ended July 31, 2000:

 INCOME GENERATED ON A
 $10,000 INVESTMENT/1/       THE FUND           S&P 500
 One Year                    $   508            $   125
 ------------------------------------------------------------
 Five Years                    3,239              1,394
 ------------------------------------------------------------
 Ten Years                     7,801              3,981
 ------------------------------------------------------------
 Lifetime/2/                  41,036             26,623
 ------------------------------------------------------------


 1 Results are at net asset value and assume capital gain distributions are reinvested and dividends are taken in cash.

 2 For the period beginning December 1, 1973 (when Capital Research and
  Management Company became the fund's investment adviser).


[LINE CHART]
 THE FUND'S CLASS A DIVIDEND RATES COMPARED WITH THE
 DIVIDEND RATES OF THE S&P 500/1/

                    S&P 500         IFA
 7/31/90             3.31            7.18
 7/31/91             3.11            7.11
 7/31/92             2.89            6.06
 7/31/93             2.79            6.23
 7/31/94             2.80            6.14
 7/31/95             2.41            5.56
 7/31/96             2.28            5.22
 7/31/97             1.61            4.84
 7/31/98             1.43            4.49
 7/31/99             1.24            5.03
 7/31/00             1.15            5.64

/1/ The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing by the month-end net asset value adjusted for capital gains. All numbers are calculated by Lipper, Inc.

 Past results are not an indication of future results.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, July 31, 2000.

[PIE CHART]
 U.S. Equities 48.5%
 Non-U.S. Equities 14.7%
 Government Bonds 5.5%
 Other Fixed-Income Securities 22.4%
 Cash & Equivalents 8.9%


                                                                   PERCENT OF
 FIVE LARGEST INDUSTRIES IN EQUITY HOLDINGS                        NET ASSETS
 ------------------------------------------------------------------------------
 Utilities: Electric & Gas                                            8.7%
 ------------------------------------------------------------------------------
 Energy Sources & Equipment                                           6.3
 ------------------------------------------------------------------------------
 Banking                                                              6.2
 ------------------------------------------------------------------------------
 Forest Products & Paper                                              4.8
 ------------------------------------------------------------------------------
 Real Estate                                                          3.4
 TEN LARGEST EQUITY HOLDINGS
 ------------------------------------------------------------------------------
 First Union                                                          1.6%
 ------------------------------------------------------------------------------
 Philip Morris                                                        1.3
 ------------------------------------------------------------------------------
 Royal Dutch Petroleum/"Shell" Transport and Trading                  1.2
 ------------------------------------------------------------------------------
 Georgia-Pacific                                                      1.2
 ------------------------------------------------------------------------------
 Weyerhaeuser                                                         1.1
 ------------------------------------------------------------------------------
 Dow Chemical                                                         1.1
 ------------------------------------------------------------------------------
 Time Warner                                                          1.1
 ------------------------------------------------------------------------------
 Bank of America                                                      1.1
 ------------------------------------------------------------------------------
 Consolidated Edison                                                  1.0
 ------------------------------------------------------------------------------
 Ford Motor                                                           1.0


 BOND HOLDINGS BY QUALITY CATEGORY (DOES NOT INCLUDE CONVERTIBLE
 SECURITIES)
 See the Appendix in the Statement of Additional Information for
 a description of quality categories
 ------------------------------------------------------------------------------
 U.S. Treasury and Agency                                             4.8%
 ------------------------------------------------------------------------------
 AAA                                                                  1.6
 ------------------------------------------------------------------------------
 AA                                                                   0.7
 ------------------------------------------------------------------------------
 A                                                                    2.1
 ------------------------------------------------------------------------------
 BBB                                                                  6.3
 ------------------------------------------------------------------------------
 BB                                                                   3.2
 ------------------------------------------------------------------------------
 B                                                                    8.6
 ------------------------------------------------------------------------------
 CCC                                                                  0.5
 ------------------------------------------------------------------------------
 CC and below                                                         0.1
 ------------------------------------------------------------------------------



 Because the fund is actively managed, its holdings will change from time to time.

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing and with the Securities and Exchange Commission rules adopted in 1999 governing Codes of Ethics. This policy has also been incorporated into the fund's Code of Ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Income Fund of America are listed on the following page.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

                                                                                               APPROXIMATE YEARS OF EXPERIENCE
                                                                                                AS AN INVESTMENT PROFESSIONAL
                                                                                               (INCLUDING THE LAST FIVE YEARS)

                                                                    YEARS OF EXPERIENCE
                                                                  AS PORTFOLIO COUNSELOR      -----------------------------------
         PORTFOLIO COUNSELORS                                   (AND RESEARCH PROFESSIONAL,     WITH CAPITAL
                  FOR                                               IF APPLICABLE) FOR          RESEARCH AND
            THE INCOME FUND                                           THE INCOME FUND            MANAGEMENT
              OF AMERICA              PRIMARY TITLE(S)           OF AMERICA (APPROXIMATE)          COMPANY
         -------------------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                              -----------------------------------
         JANET A.               President and Director of the  7 years (plus 8 years as a     18 years           24 years
         MCKINLEY               fund. Director, Capital        research professional prior
                                Research and Management        to becoming a portfolio
                                Company. Senior Vice           counselor for the fund)
                                President, Capital Research
                                Company*
         ------------------------------------------------------------------------------------------------------------------------
         STEPHEN E.             Senior Vice President of the   16 years (plus 11 years as a   28 years           34 years
         BEPLER                 fund. Senior Vice President,   research professional prior
                                Capital Research Company*      to becoming a portfolio
                                                               counselor for the fund)
         ------------------------------------------------------------------------------------------------------------------------
         ABNER D.               Senior Vice President of the   27 years                       33 years           48 years
         GOLDSTINE              fund. Senior Vice President
                                and Director, Capital
                                Research and Management
                                Company
         ------------------------------------------------------------------------------------------------------------------------
         DINA N.                Senior Vice President of the   8 years                        9 years            23 years
         PERRY                  fund. Senior Vice President,
                                Capital Research and
                                Management Company
         ------------------------------------------------------------------------------------------------------------------------
         HILDA L.               Vice President of the fund.    3 years (plus 3 years as a     6 years            14 years
         APPLBAUM               Vice President, Capital        research professional prior
                                Research Company*              to becoming a portfolio
                                                               counselor for the fund)
         ------------------------------------------------------------------------------------------------------------------------
         DAVID C.               Vice President of the fund.    4 years                        12 years           19 years
         BARCLAY                Vice President, Capital
                                Research and Management
                                Company
         ------------------------------------------------------------------------------------------------------------------------
         JOHN H.                Vice President of the fund.    8 years                        17 years           18 years
         SMET                   Vice President, Capital
                                Research and Management
                                Company
         * Company affiliated with Capital Research and Management Company
------------------------------------------------------------------------------------------------------------------------------------

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773


 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  .  How long you expect to own the shares

  .  How much you intend to invest

  .  The expenses associated with owning shares of each class

  . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  5.75%. Sales charges are reduced or
  eliminated for purchases of $25,000
  or more (see "Sales Charges - Class
  A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.25% annually.         of up to 1.00% annually.
 ------------------------------------------------------------------------------
  Higher dividends than Class B         Lower dividends than Class A shares due
  shares due to lower annual            to higher distribution fees and other
  expenses.                             expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (see "Sales
                                        Charges - Class B").
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below  see below



 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution--

THE INCOME FUND OF AMERICA / PROSPECTUS
 type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to shares you redeem within six years of purchase, as shown in the table below.


 Shares sold within year      1    2    3    4    5     6
 -----------------------------------------------------------
 Charge                       5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest. American Funds Distributors pays compensation equal to 4% of the amount invested to dealers who sell Class B shares.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  .  solely controlled business accounts.

  .  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

THE INCOME FUND OF AMERICA / PROSPECTUS

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  . when receiving payments through systematic withdrawal plans (up to 12% of the value of your account);

  . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

  . for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares and up to 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  .  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  .  Requests must be signed by the registered shareholder(s).

  .  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  . American Funds Service Company reserves the right to require signature guarantee(s) on all redemptions.

  . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  .  Checks must be made payable to the registered shareholder.

  . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

THE INCOME FUND OF AMERICA / PROSPECTUS

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                        Net gains on
              Net asset                  securities                Dividends
                value,        Net      (both realized  Total from  (from net                                          Net asset
Years ended  Beginning of  investment       and        investment  investment     Distributions          Total      value, end of
July 31/1/      period       income     unrealized)    operations   income)    (from capital gains)  distributions      year
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
       2000     $17.51       $.88/2/      $(1.28)/2/     $(.40)      $(.87)           $(.81)            $(1.68)        $15.43
       1999      18.25        .88            .45          1.33        (.88)           (1.19)             (2.07)         17.51
       1998      18.59        .85           1.11          1.96        (.82)           (1.48)             (2.30)         18.25
       1997      15.89        .86           3.55          4.41        (.90)            (.81)             (1.71)         18.59
       1996      14.92        .87           1.11          1.98        (.83)            (.18)             (1.01)         15.89
 CLASS B:
       2000      14.93        .24/2/         .41/2/        .65        (.19)            -                  (.19)         15.39

                                              Ratio of     Ratio of
                               Net assets,   expenses to   income to
Years ended                    end of year   average net  average net     Portfolio
July 31/1/   Total return/2/  (in millions)    assets       assets      turnover rate
--------------------------------------------------------------------------------------
 CLASS A:
       2000      (2.08)%         $18,102         .63%        5.52%         34.73%/4/
       1999       7.79            23,012         .59         4.99          44.35
       1998      11.32            22,113         .59         4.75          34.68
       1997      29.28            18,814         .61         5.09          40.92
       1996      13.46            14,459         .62         5.56          37.77
 CLASS B:
       2000       4.33                29        1.38/3/      4.57/3/       34.73/4/



1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 July 31. The period ended July 31, 2000 represents, for Class B shares, the 138 day period ended July 31, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the fiscal year ended July 31, 2000.

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.
 Investment Company File No. 811-1880
                                                       Printed on recycled paper

                        THE INCOME FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                October 1, 2000


This document is not a prospectus but should be read in conjunction with the current prospectus of The Income Fund of America, Inc. (the "fund" or "IFA") dated October 1, 2000. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                        The Income Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                         San Francisco, California 94105
                                 (415) 421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .       10
Fund Directors and Officers . . . . . . . . . . . . . . . . . . . .       11
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       15
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       18
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       23
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       25
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       27
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       30
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services and Privileges . . . . . . . . . . . .       33
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       36
General Information . . . . . . . . . . . . . . . . . . . . . . . .       37
Class A Share Investment Results and Related Statistics . . . . . .       38
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Financial Statements




                      The Income Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

 .    The fund will invest at least 65% of its assets in income-producing securities.

EQUITY SECURITIES

 .    The fund will generally invest at least 60% of its assets in equity securities. However, at times the fund may be substantially invested in equity or debt securities (i.e., more than 60%) or may be solely invested in equity or debt securities (i.e., 100%).

DEBT SECURITIES

 .    The fund may invest up to 20% of its assets in straight debt securities rated  BB by Standard & Poor's Corporation (S&P) and Ba by Moody's
     Investors Services, Inc. (Moody's) or below or unrated but determined to be of equivalent quality. (The 20% limit shall not apply to debt securities that have equity conversion or purchase rights.)
 .    The fund may invest up to 11/2% of its assets in inverse floating rate notes.
 .    The fund may invest up to 5% of its assets in reinsurance related notes and bonds.

NON-U.S. SECURITIES

 .    The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index.
 .    The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S. (must be U.S. dollar denominated).

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall markets for these securities.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks


                      The Income Fund of America - Page 2
can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.


Lower quality, lower rated bonds rated Ba or below by Standard & Poor's Corporation and BB or below by Moody's Investors Services, Inc. (or unrated but considered to be of equivalent quality) are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower quality, lower rated bonds.


Certain risk factors relating to "lower quality, lower rated bonds" are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower quality, lower rated bonds can be sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower quality, lower rated bonds.

     PAYMENT EXPECTATIONS - Lower quality, lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower quality, lower rated bonds, especially in a thin market.


                      The Income Fund of America - Page 3

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. The risks of convertible preferred stock may be similar to those of equity securities. Some types of convertible preferred stock automatically convert into common stock. Non-convertible preferred stock with stated redemption rates are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts


                      The Income Fund of America - Page 4
entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


REINSURANCE RELATED NOTES AND BONDS - The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


INVERSE FLOATING RATE NOTES - The fund may invest to a very limited extent (no more than 1.5% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


                      The Income Fund of America - Page 5

"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


                      The Income Fund of America - Page 6

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Farmers Home Administration, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing illiquid securities.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


                      The Income Fund of America - Page 7

The fund may also enter into "roll" transactions which are the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940 (the "1940 Act"). The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.


The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1.   Act as underwriter of securities issued by other persons.

2. Invest more than 10% of the value of its total assets in securities that are illiquid.

3. Borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of the value of the Fund's total assets at the time of such borrowing.


                      The Income Fund of America - Page 8

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.   Purchase or deal in commodities or commodity contracts.

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

7. Purchase securities of any company for the purpose of exercising control or management.

8. Purchase any securities on "margin", except that it may obtain such short-term credit as may be necessary for the clearance of purchases of securities.

9. Sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

10. Purchase or sell puts, calls, straddles, or spreads, but this restriction shall not prevent the purchase or sale of rights represented by warrants or convertible securities.

11. Purchase any securities of any issuer, except the U.S. Government (or its instrumentalities), if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to 75% of the fund's total assets.

12. Purchase any securities (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if immediately after and as a result of such purchase 25% or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

For purposes of Investment Restriction #2, restricted securities are treated as illiquid by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors. In addition, the fund may not invest more than 15% of the value of its net assets in securities that are illiquid. Furthermore, the fund may not issue senior securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


1.    The Fund does not currently intend to lend portfolio securities.

2. The Fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.


                      The Income Fund of America - Page 9

Notwithstanding non-fundamental Investment Restriction #2, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.


                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on December 16, 1983.


All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has two classes of shares - Class A and Class B. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


                      The Income Fund of America - Page 10

                          FUND DIRECTORS AND OFFICERS

                      Directors and Director Compensation


                                                                                         AGGREGATE
                                                                                        COMPENSATION
                                                                                   (INCLUDING VOLUNTARILY
                                                                                          DEFERRED
                                                                                      COMPENSATION/1/)
                                                                                       FROM THE FUND
                           POSITION                                                  DURING FISCAL YEAR
                             WITH             PRINCIPAL OCCUPATION(S) DURING               ENDED
NAME, ADDRESS AND AGE     REGISTRANT                   PAST 5 YEARS                    JULY 31, 2000
-----------------------------------------------------------------------------------------------------------
 Robert A. Fox           Director         President and Chief Executive Officer,          $25,928/4/
 P.O. Box 457                             Foster Farms
 1000 Davis Street
 Livingston, CA 95334
 Age: 63
-----------------------------------------------------------------------------------------------------------
 Roberta L. Hazard       Director         Consultant; Rear Admiral, United                 $25,250
 1419 Audmar Drive                        States Navy (Retired)
 McLean, VA 22101
 Age: 65
-----------------------------------------------------------------------------------------------------------
 Leonade D. Jones        Director         Chief Financial Officer and Secretary,          $31,500/4/
 1536 Los Montes                          VentureThink LLC; former Treasurer,
 Drive                                    The Washington Post Company
 Burlingame, CA 94010
 Age: 52
-----------------------------------------------------------------------------------------------------------
 John G. McDonald        Director         The IBJ Professor of Finance, Graduate          $29,875/4/
 Stanford University                      School of Business, Stanford
 Stanford, CA 94305                       University
 Age: 63
-----------------------------------------------------------------------------------------------------------
 + Janet A. McKinley     President and    Director, Capital Research and                   None/5/
 630 Fifth Avenue        Director         Management Company. Senior Vice
 New York, NY 10111                       President, Capital Research Company*
 Age: 45
-----------------------------------------------------------------------------------------------------------
 James K. Peterson       Director         Managing Director, Oak Glen                     $18,000/6/
 5560 North Via Elena                     Consultancy, LLC; former Director of
 Tucson, AZ                               Investment Management; IBM Retirement
 85718-5510                               Fund, IBM Corporation
 Age: 59
-----------------------------------------------------------------------------------------------------------
 + James W. Ratzlaff     Director         Senior Partner, The Capital Group                None/5/
 333 South Hope                           Partners L.P.
 Street
 Los Angeles, CA
 90071
 Age: 64
-----------------------------------------------------------------------------------------------------------
 Henry E. Riggs          Director         President, Keck Graduate Institute of           $28,250/4/
 535 Watson Drive                         Applied Life Sciences; former
 Claremont, CA 91711                      President and Professor of
 Age: 65                                  Engineering, Harvey Mudd College
-----------------------------------------------------------------------------------------------------------
 + Walter P. Stern       Chairman of      Vice Chairman, Capital Group                     None/5/
 630 Fifth Avenue        the Board        International, Inc.; Chairman, Capital
 New York, NY 10111                       International, Inc.; Director,
 Age: 72                                  Temple-Inland Inc. (forest products)
-----------------------------------------------------------------------------------------------------------
 Patricia K. Woolf       Director         Private investor; Lecturer, Department           $29,000
 506 Quaker Road                          of Molecular Biology, Princeton
 Princeton, NJ 08540                      University; Corporate Director
 Age: 66
-----------------------------------------------------------------------------------------------------------
                             TOTAL COMPENSATION
                           (INCLUDING VOLUNTARILY
                                  DEFERRED
                            COMPENSATION/1/) FROM      TOTAL NUMBER
                            ALL FUNDS MANAGED BY         OF FUND
                            CAPITAL RESEARCH AND          BOARDS
                             MANAGEMENT COMPANY          ON WHICH
                        OR ITS AFFILIATES/2/ FOR THE     DIRECTOR
NAME, ADDRESS AND AGE     YEAR ENDED JULY 31, 2000      SERVES/3/
--------------------------------------------------------------------
 Robert A. Fox                   $147,500/4/                7
 P.O. Box 457
 1000 Davis Street
 Livingston, CA 95334
 Age: 63
--------------------------------------------------------------------
 Roberta L. Hazard                 $83,000                  4
 1419 Audmar Drive
 McLean, VA 22101
 Age: 65
--------------------------------------------------------------------
 Leonade D. Jones                $140,000/4/                6
 1536 Los Montes
 Drive
 Burlingame, CA 94010
 Age: 52
--------------------------------------------------------------------
 John G. McDonald                $238,500/4/                8
 Stanford University
 Stanford, CA 94305
 Age: 63
--------------------------------------------------------------------
 + Janet A. McKinley               None/5/                  1
 630 Fifth Avenue
 New York, NY 10111
 Age: 45
--------------------------------------------------------------------
 James K. Peterson               $34,833/6/                 2
 5560 North Via Elena
 Tucson, AZ
 85718-5510
 Age: 59
--------------------------------------------------------------------
 + James W. Ratzlaff               None/5/                  3
 333 South Hope
 Street
 Los Angeles, CA
 90071
 Age: 64
--------------------------------------------------------------------
 Henry E. Riggs                  $96,000/4/                 5
 535 Watson Drive
 Claremont, CA 91711
 Age: 65
--------------------------------------------------------------------
 + Walter P. Stern                 None/5/                  3
 630 Fifth Avenue
 New York, NY 10111
 Age: 72
--------------------------------------------------------------------
 Patricia K. Woolf                $137,000                  6
 506 Quaker Road
 Princeton, NJ 08540
 Age: 66
--------------------------------------------------------------------




                      The Income Fund of America - Page 11

                      The Income Fund of America - Page 12

* Company affiliated with Capital Research and Management Company.

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Includes funds managed by Capital Research and Management Company and affiliates.

4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) during the 2000 fiscal year for participating Directors is as follows: Robert A. Fox ($366,194), Leonade D. Jones ($112,285), John G. McDonald ($191,177) and Henry
  E. Riggs ($196,555). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

5 Janet A. McKinley, James W. Ratzlaff, and Walter P. Stern are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

6  James K. Peterson was elected a Director of the fund on December 1, 1999.


                      The Income Fund of America - Page 13

                                 OTHER OFFICERS

                               POSITION(S)     PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE  WITH REGISTRANT            PAST 5 YEARS
-------------------------------------------------------------------------------
Walter P. Stern
(see above)
-------------------------------------------------------------------------------
Janet A. McKinley
(see above)
-------------------------------------------------------------------------------
Darcy B. Kopcho         46   Executive Vice   Executive Vice President and
333 South Hope Street        President        Research Director, Capital
Los Angeles, CA 90071                         Research Company
-------------------------------------------------------------------------------
Stephen E. Bepler       58   Senior Vice      Senior Vice President, Capital
630 Fifth Avenue             President        Research Company*
New York, NY 10111
-------------------------------------------------------------------------------
Abner D. Goldstine      70   Senior Vice      Senior Vice President and
11100 Santa Monica           President        Director, Capital Research and
Boulevard                                     Management Company
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Paul G. Haaga, Jr.      51   Senior Vice      Executive Vice President and
333 South Hope Street        President        Director, Capital Research and
Los Angeles, CA 90071                         Management Company; Director,
                                              American Funds Service Company;
                                              Director, American Funds
                                              Distributors, Inc.
-------------------------------------------------------------------------------
Dina N. Perry           54   Senior Vice      Senior Vice President, Capital
3000 K Street, N.W.          President        Research and Management Company
Washington, D.C. 20007
-------------------------------------------------------------------------------
Hilda L. Applbaum       39   Vice President   Vice President, Capital Research
P.O. Box 7650                                 Company
San Francisco, CA
94120
-------------------------------------------------------------------------------
David C. Barclay        43   Vice President   Vice President, Capital Research
11100 Santa Monica                            and Management Company
Boulevard
Los Angeles, CA 90025
-------------------------------------------------------------------------------
John H. Smet            44   Vice President   Vice President, Capital Research
11100 Santa Monica                            and Management Company
Boulevard
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Patrick F. Quan         42   Secretary        Vice President - Fund Business
P.O. Box 7650                                 Management Group, Capital
San Francisco, CA                             Research and Management Company
94120
-------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   37   Treasurer        Vice President - Fund Business
135 South State                               Management Group, Capital
College Blvd.                                 Research and Management Company
Brea, CA 92821
-------------------------------------------------------------------------------
R. Marcia Gould         46   Assistant        Vice President - Fund Business
135 South State              Treasurer        Management Group, Capital
College Boulevard                             Research and Management Company
Brea, CA 92821
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.


                      The Income Fund of America - Page 14

All of the officers listed are officers, and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $19,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,000 per annum from the fund if they serve as a member of four proxy committees, or $5,500 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of July 31, 2000 the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2000, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written


                      The Income Fund of America - Page 15
notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income means gross income, computed without taking account of gains or losses from sales of capital assets, but including original issue discount as defined for federal income tax purposes. The Internal Revenue Code in general defines original issue discount to mean the difference between the issue price and the stated redemption price at maturity of certain debt obligations. The holder of such indebtedness is in general required to treat as ordinary income the proportionate part of the original issue discount attributable to the period during which the holder held the indebtedness.


The management fee for Class A and B shares is based upon the annual rates of 0.25% on the first $500 million of the fund's net assets, 0.23% on net assets in excess of $500 million but not exceeding $1 billion, 0.21% on net assets in excess of $1 billion but not exceeding $1.5 billion, 0.19% on net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.17% on net assets in excess of $2.5 billion but not exceeding $4 billion, 0.16% on net assets in excess of $4 billion but not exceeding $6.5 billion, 0.15% on net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.144% on net assets in excess of $10.5 billion but not exceeding $13 billion, 0.141% on net assets in excess of $13 billion but not exceeding $17 billion, 0.138% on net assets in excess of $17 billion but not exceeding $21 billion, 0.135% on net assets in excess of $21 billion but not exceeding $27 billion, 0.133% on net assets in excess of $27 billion but not exceeding $34 billion, 0.131% on net assets in excess of $34 billion but not exceeding $44 billion, and 0.129% on net assets in excess of $44 billion, plus 2.25% of the fund's gross investment income for the preceding month. Assuming net assets of $20 billion and gross investment income levels of 3%, 4%, 5%, 6%, 7% and 8%, management fees would be 0.22%, 0.25%, 0.27%, 0.29%, 0.31% and 0.34% of net assets, respectively.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1-1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit,


                      The Income Fund of America - Page 16
management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended July 31, 2000, the Investment Adviser received $31,861,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $28,085,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $59,946,000. For the fiscal years ended 1999 and 1998, management fees paid by the fund amounted to $63,389,000 and $57,649,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of Class A shares during the 2000 fiscal year amounted to $5,605,000 after allowance of $25,442,000 to dealers. During the fiscal years ended 1999 and 1998, the Principal Underwriter retained $12,692,000 and $17,111,000, respectively, on sales of Class A shares, after an allowance of $60,189,000 and $82,972,000 to dealers, respectively.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. The officers and directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may expend up to 0.25% of its net assets annually for Class A shares and up to 1.00% of its net assets annually for Class B shares to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. For Class A shares, these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or foundations with $50 million or more in assets). For Class B shares, these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.


                      The Income Fund of America - Page 17

Commissions on sales of Class A shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable.


During the 2000 fiscal year, the fund paid or accrued $47,041,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares and $54,000 under the Plan for Class B shares.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term gains over net realized long-term capital losses. Additional distributions may be made, if necessary. The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the fund may be subject to that excise tax. In certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than the required amount. In this case, the fund will pay any income or excise taxes due.


Dividends will be reinvested in shares of the fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other American Funds, as provided in the prospectus.


TAXES - The fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The


                      The Income Fund of America - Page 18
term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.


Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


Distributions of investment company taxable income are taxable to shareholders as ordinary income.


Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.


All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder subject to tax on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another American Fund, may


                      The Income Fund of America - Page 19
result in tax consequences (gain or loss) to the shareholder and must also be reported on the shareholder's federal income tax return.


Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income tax at the level of the fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Shareholders of the fund may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares.


                      The Income Fund of America - Page 20

Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year fund shareholders will receive a statement of the federal income tax status of all distributions.


Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions.


                      The Income Fund of America - Page 21

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on dividend income received by him or her.


Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                      The Income Fund of America - Page 22

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax--


                      The Income Fund of America - Page 23

Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                            FUND       FUND
                                                           NUMBER     NUMBER
 FUND                                                     CLASS A    CLASS B
 ----                                                     -------    -------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/ . . . . . . . . . . . . . . . .             02        202
 American Balanced Fund/(R)/ . . . . . . . . . .             11        211
 American Mutual Fund/(R)/ . . . . . . . . . . .             03        203
 Capital Income Builder/(R)/ . . . . . . . . . .             12        212
 Capital World Growth and Income Fund/SM/ . . . .            33        233
 EuroPacific Growth Fund/(R)/ . . . . . . . . . .            16        216
 Fundamental Investors/SM/ . . . . . . . . . . .             10        210
 The Growth Fund of America/(R)/ . . . . . . . .             05        205
 The Income Fund of America/(R)/ . . . . . . . .             06        206
 The Investment Company of America/(R)/ . . . . .            04        204
 The New Economy Fund/(R)/ . . . . . . . . . . .             14        214
 New Perspective Fund/(R)/ . . . . . . . . . . .             07        207
 New World Fund/SM/ . . . . . . . . . . . . . . .            36        236
 SMALLCAP World Fund/(R)/ . . . . . . . . . . . .            35        235
 Washington Mutual Investors Fund/SM/ . . . . . .            01        201
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/ .             40        240
 American High-Income Trust/SM/ . . . . . . . . .            21        221
 The Bond Fund of America/SM/ . . . . . . . . . .            08        208
 Capital World Bond Fund/(R)/ . . . . . . . . . .            31        231
 Intermediate Bond Fund of America/SM/ . . . . .             23        223
 Limited Term Tax-Exempt Bond Fund of America/SM/            43        243
 The Tax-Exempt Bond Fund of America/(R)/ . . . .            19        219
 The Tax-Exempt Fund of California/(R)/* . . . .             20        220
 The Tax-Exempt Fund of Maryland/(R)/* . . . . .             24        224
 The Tax-Exempt Fund of Virginia/(R)/* . . . . .             25        225
 U.S. Government Securities Fund/SM/ . . . . . .             22        222




 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/ . . .             09        209
 The Tax-Exempt Money Fund of America/SM/ . . . .            39        N/A
 The U.S. Treasury Money Fund of America/SM/ . .             49
 ___________
 *Available only in certain states.



                      The Income Fund of America - Page 24

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

                                                                                       DEALER
                                                               SALES CHARGE AS       CONCESSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                            6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                            5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20
$1 million or more. . . . . . . .                none    none   (see below)
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by investors in certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are


                      The Income Fund of America - Page 25
not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES - A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.


DEALER COMMISSIONS ON CLASS A SHARES - The following commissions (up to 1%) will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1 million or more, or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


                      The Income Fund of America - Page 26

CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



 CONTINGENT DEFERRED SALES CHARGE ON
       SHARES SOLD WITHIN YEAR               AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                  1                                     5.00%
                  2                                     4.00%
                  3                                     4.00%
                  4                                     3.00%
                  5                                     2.00%
                  6                                     1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.


Compensation equal to 4% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


CONVERSION OF CLASS B SHARES TO CLASS A SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; HOWEVER, SUCH AN EXCHANGE COULD CONSTITUTE A TAXABLE EVENT FOR YOU, AND ABSENT SUCH AN EXCHANGE, CLASS B SHARES WOULD CONTINUE TO BE SUBJECT TO HIGHER EXPENSES FOR LONGER THAN EIGHT YEARS.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


                      The Income Fund of America - Page 27

     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see below), as well as purchases of Class B shares, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.


                      The Income Fund of America - Page 28

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:

     . employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

     . business accounts solely controlled by these individuals (for example, the individuals own the entire business);

     . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of Class A and/or B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.


                      The Income Fund of America - Page 29

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% of the net asset value of the account each year.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Systematic withdrawal plans (SWPs) - investors who set up a SWP (see "Automatic Withdrawals" below) may withdraw up to 12% of the net asset value of their account each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets from a plan that offered the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).


                      The Income Fund of America - Page 30

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.


The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and


                      The Income Fund of America - Page 31

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on all redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.

     -     Checks must be made payable to the registered shareholder(s).


                      The Income Fund of America - Page 32

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B shares of The Cash Management Trust.

If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge on Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or


                      The Income Fund of America - Page 33
holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph.


                      The Income Fund of America - Page 34

Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


                      The Income Fund of America - Page 35

REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended 2000, 1999 and 1998, amounted to $11,946,000, $11,431,000 and $6,212,000, respectively.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parents of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, J.P. Morgan & Co. was among the top 10 dealers that received the largest amount of brokerage commissions and that acted as principals in portfolio transactions. The fund held equity securities of J.P. Morgan & Co. in the amount of $48,060,000 as of the close of its most recent fiscal year.


                      The Income Fund of America - Page 36

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $13,775,000 for Class A shares and $4,000 for Class B shares for the 2000 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on July
31. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses and shareholder reports. To receive additional copies of a prospectus or report, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


                      The Income Fund of America - Page 37

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2000

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $15.43
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $16.37





            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 5.52% based on a 30-day (or one month) period ended July 31, 2000, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one year total return and average annual total return at maximum offering price for the five- and ten-year periods ended July 31, 2000 were -7.72%, 10.19% and 11.17%, respectively. The fund's one year total return and average annual total return at net asset value for the five- and ten-year periods ended on July 31, 2000 were -2.08%, +11.50% and +11.84%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In


                      The Income Fund of America - Page 38
addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                      The Income Fund of America - Page 39

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                      The Income Fund of America - Page 40

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or impled 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                      The Income Fund of America - Page 41

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."


                      The Income Fund of America - Page 42


The Income Fund of America, Inc.
Investment Portfolio, July 31, 2000

                                                                                Shares or       Market  Percent
                                                                                Principal        Value   of Net
EQUITY SECURITIES                                                                  Amount         (000)  Assets
Utilities: Electric & Gas - 8.67%
Consolidated Edison, Inc.                                                        6,016,500      182,375     1.00
DTE Energy Co.                                                                   3,400,000      106,675      .59
Southern Co.                                                                     4,301,100      105,108      .58
Unicom Corp.                                                                     2,350,000       96,497      .53
Ameren Corp.                                                                     2,500,000       90,469      .50
Equitable Resources, Inc. (1)                                                    1,697,500       88,376      .49
PECO Energy Co.                                                                  2,045,000       87,296      .48
MCN Energy Group Inc.                                                            3,550,000       76,769      .42
American Electric Power Co., Inc.                                                2,105,000       69,070      .38
Florida Progress Corp.                                                           1,395,000       68,355      .38
Entergy Corp.                                                                    2,450,100       66,459      .37
GPU, Inc.                                                                        2,380,700       63,089      .35
Dominion Resources, Inc.                                                         1,375,000       62,477      .34
Wisconsin Energy Corp.                                                           2,900,000       57,637      .32
El Paso Energy Capital Trust I 4.75%                                               650,000       39,975      .22
convertible preferred 2028
Scottish Power PLC                                                               4,300,000       36,072      .20
OGE Energy Corp.                                                                 1,810,000       34,390      .19
Cinergy Corp.                                                                    1,250,000       32,500      .18
Northeast Utilities                                                              1,450,000       32,081      .18
New Jersey Resources Corp.                                                         750,000       30,000      .16
Coastal Corp., FELINE PRIDES, 6.625% 2004                                          800,000       26,350      .14
Pinnacle West Capital Corp.                                                        487,300       19,279      .11
Eastern Enterprises                                                                300,000       18,787      .10
Kinder Morgan, Inc. 8.25% PEPS                                                     341,300       15,977      .09
 convertible preferred 2001, units
Peoples Energy Corp.                                                               501,300       15,885      .09
Puget Sound Energy, Inc.                                                           700,000       15,881      .09
South Jersey Industries, Inc.                                                      500,000       13,531      .07
National Power PLC                                                               1,580,000       10,882      .06
TECO Energy, Inc.                                                                  467,200       10,249      .06
                                                                                              1,572,491     8.67

Energy Sources & Equipment - 6.25%
"Shell" Transport and Trading Co., PLC                                           4,202,800      202,785
 (New York registered)
Royal Dutch Petroleum Co. (New York registered)                                    300,000       17,475     1.21
Phillips Petroleum Co.                                                           3,375,000      171,492      .95
USX-Marathon Group                                                               6,800,000      165,325      .91
Texaco Inc.                                                                      2,854,600      141,124      .78
CONSOL Energy Inc. (1)                                                           4,500,000       77,344      .43
Conoco Inc., Class A                                                             1,963,800       43,940
Conoco Inc., Class B                                                             1,350,000       31,134      .41
Ultramar Diamond Shamrock Corp.                                                  2,900,000       66,337      .37
Sunoco, Inc.                                                                     2,142,000       52,211      .29
Occidental Petroleum Corp.                                                       2,500,000       50,625      .28
Unocal Capital Trust $3.125 convertible preferred                                1,040,000       46,020      .25
Kerr-McGee Corp. 5.50% DECS convertible notes 2004                                 865,000       36,330      .20
Diamond Offshore Drilling, Inc. 3.75%                                          $18,700,000       19,862      .11
 convertible debentures 2007
Pogo Trust I, Series A, 6.50% convertible                                          200,000       10,250      .06
 preferred 2029
                                                                                              1,132,254     6.25

Banking - 6.24%
First Union Corp.                                                               11,161,400      288,104     1.59
Bank of America Corp.                                                            4,179,800      198,018     1.09
FleetBoston Financial Corp.                                                      3,021,280      108,200      .60
Commonwealth Bank of Australia                                                   6,307,037      101,452      .56
Westpac Banking Corp.                                                           13,634,249       96,780      .53
Bank of Nova Scotia                                                              2,400,000       60,609      .33
BANK ONE CORP.                                                                   1,868,500       59,442      .33
Lloyds TSB Group PLC                                                             5,400,000       48,212      .27
J.P. Morgan & Co. Inc.                                                             360,000       48,060      .27
Bank of New York Co., Inc.                                                         855,000       40,025      .22
Wells Fargo & Co.                                                                  590,000       24,374      .13
BancWest Corp.                                                                   1,200,000       22,125      .12
National Australia Bank Ltd.,                                                     $800,000       20,400      .11
 exchangeable capital units
NB Capital Corp. 8.35% exchangeable depositary shares                              520,000       12,025      .07
Banco Nacional de Mexico, SA 11.00%                                             $4,175,000        4,300      .02
 exchangeable notes 2003 (2)
                                                                                              1,132,126     6.24

Forest Products & Paper - 4.76%
Georgia-Pacific Corp., Timber Group (1)                                          5,450,000      165,203
Georgia-Pacific Corp., Georgia-Pacific Group                                     1,400,000       43,400     1.15
 7.50% PEPS convertible preferred 2004, units
Weyerhaeuser Co.                                                                 4,542,900      207,554     1.14
UPM-Kymmene Corp.                                                                5,120,000      126,318      .70
International Paper Co.                                                          2,689,640       91,448
International Paper Co., Capital Trust 5.25%                                       400,000       16,500      .59
 convertible preferred 2025
AssiDoman AB                                                                     5,600,000       86,831      .48
Potlatch Corp.                                                                   1,350,000       46,406      .26
Stora Enso Oyj, Class R                                                          3,375,111       32,713      .18
APP Finance (VI) Mauritius Ltd. 0%                                            $144,000,000       22,320      .12
 convertible debentures 2012
Westvaco Corp.                                                                     650,000       17,834      .10
Kimberly-Clark de Mexico, SA de CV                                               2,400,000        6,948      .04
                                                                                                863,475     4.76

Real Estate - 3.41%
Equity Residential Properties Trust                                              2,190,000      109,226
Equity Residential Properties Trust,                                               600,000       14,025      .68
 Series G, 7.25% convertible preferred
Boston Properties, Inc.                                                          2,634,600      109,336      .60
Spieker Properties, Inc.                                                         1,275,000       65,902      .36
Amoy Properties Ltd.                                                            70,000,000       63,734      .35
Weingarten Realty Investors                                                      1,325,000       54,822      .30
AMB Property Corp.                                                               1,225,000       29,247      .16
Hysan Development Co. Ltd.                                                      20,691,635       26,269      .14
CenterPoint Properties Corp.                                                       580,000       24,650      .14
ProLogis Trust, Series D, 7.92% preferred                                        1,080,000       22,275      .12
Equity Office Properties Trust                                                     525,000       16,012      .09
Sun Hung Kai Properties Ltd.                                                     2,000,000       15,902      .09
Archstone Communities Trust                                                        564,000       14,629      .08
Duke-Weeks Realty Corp., Series B, 7.99%                                           300,000       12,187      .07
 preferred cumulative step-up premium rate
Simon DeBartolo Group, Inc., Series C,                                             300,000       11,925      .07
 7.89% preferred cumulative step-up premium rate
Meditrust Corp., paired stock                                                    3,340,000        8,350      .05
IAC Capital Trust, Series A, 8.25% TOPRS preferred                                 300,000        6,750      .04
Hongkong Land Holdings Ltd.                                                      2,800,000        4,760      .03
New Plan Realty Trust, Series D, 7.80%                                             112,500        4,461      .02
preferred cumulative step-up premium rate
Kimco Realty Corp.                                                                 100,000        4,125      .02
                                                                                                618,587     3.41

Diversified Telecommunication Services - 3.12%
AT&T Corp.                                                                       4,725,000      146,180      .81
SBC Communications Inc.                                                            985,000       41,924
SBC Communications Inc. 7.75% DECS                                                 463,000       41,207      .46
 convertible preferred 2001
Telecom Italia SpA, nonconvertible savings shares                               12,520,000       79,033      .44
Verizon Communications (formed by the merger                                     1,128,000       53,016      .29
 of Bell Atlantic Corp. and GTE Corp.)
Qwest Communications International Inc. (merged                                  1,125,937       52,849      .29
 with U S West, Inc.)
Global Crossing Ltd. 6.75% convertible preferred                                   120,000       25,500
Global Crossing Ltd. 7.00% convertible preferred                                    25,000        4,294
Global Crossing Ltd. 7.00% convertible preferred (2)                                80,000       13,740      .24
Telefonos de Mexico, SA de CV 4.25% convertible                                $27,660,000       34,430      .19
 debentures 2004
TELUS Corp.                                                                      1,051,700       32,324      .18
Koninklijke PTT Nederland NV                                                       683,636       24,735
Koninklijke PTT Nederland NV (ADR)                                                  93,964        3,459      .15
Rhythms NetConnections Inc. 6.75%                                                  250,000       10,812      .06
 convertible preferred (2)
Allegiance Telecom, Inc., warrants, expire 2008 (2,3,4)                             20,000        1,814      .01
NEXTLINK Communications, Inc. 14.00% preferred 2009 (5)                             12,292          624      .00
ICG Holdings, Inc., warrants, expire 2005 (2,3,4)                                   19,800          140      .00
                                                                                                566,081     3.12

Beverages & Tobacco - 2.97%
Philip Morris Companies Inc.                                                     9,400,000      237,350     1.31
R.J. Reynolds Tobacco Holdings, Inc. (1)                                         5,200,000      147,550      .81
Southcorp Ltd.                                                                  28,767,057       81,406      .45
Imperial Tobacco Ltd.                                                            4,000,000       38,948      .22
Gallaher Group PLC                                                               4,800,000       25,526      .14
UST Inc.                                                                           500,000        7,250      .04
                                                                                                538,030     2.97

Chemicals - 2.89%
Dow Chemical Co.                                                                 7,051,500      202,731     1.12
DSM NV                                                                           3,072,005       93,457      .52
Imperial Chemical Industries PLC (ADR)                                           3,230,000       92,661      .51
Monsanto Co. 6.50% ACES convertible                                              1,108,800       53,222      .29
 preferred 2001, units
Hercules Inc.                                                                    3,400,000       50,787      .28
Crompton Corp.                                                                   1,831,394       17,971      .10
International Flavors & Fragrances Inc.                                            409,300       10,949      .06
Millennium Chemicals Inc.                                                          150,400        2,331      .01
                                                                                                524,109     2.89

Merchandising - 2.85%
Safeway PLC                                                                     41,150,000      169,980      .94
May Department Stores Co.                                                        4,670,000      110,912      .61
J.C. Penney Co., Inc.                                                            6,800,000      109,650      .61
J Sainsbury PLC                                                                  8,650,000       42,080      .23
Coles Myer Ltd.                                                                 10,619,900       40,500      .22
Woolworths Ltd.                                                                  9,000,385       31,564      .17
PETsMART, Inc. 6.75% convertible                                               $17,500,000       11,725      .07
 subordinated notes 2004 (2)
Tultex Corp., warrants, expire 2007 (3,4)                                        1,522,401            0      .00
                                                                                                516,411     2.85

Insurance - 2.48%
American General Corp.                                                           2,394,800      159,703      .88
Royal & Sun Alliance Insurance Group PLC                                        14,550,000       88,273      .49
HSB Group, Inc. (1)                                                              1,450,000       51,475      .28
SAFECO Corp.                                                                     2,200,000       50,737      .28
XL Capital Ltd.                                                                    720,000       47,520      .26
Lincoln National Corp.                                                             800,000       34,900      .19
Ohio Casualty Corp.                                                              2,000,000       17,781      .10
                                                                                                450,389     2.48

Food & Household Products - 2.13%
General Mills, Inc.                                                              4,544,100      156,203      .86
H.J. Heinz Co.                                                                   2,600,000      103,837      .57
Nabisco Group Holdings Corp.                                                     3,000,000       79,500      .44
Kellogg Co.                                                                      1,780,000       46,169      .26
                                                                                                385,709     2.13

Transportation - 1.62%
British Airways PLC                                                             26,000,000      146,639      .81
CSX Corp.                                                                        2,350,000       58,309      .32
Union Pacific Capital Trust 6.25% TIDES                                            110,000        4,634
 convertible preferred 2028
Union Pacific Capital Trust 6.25% TIDES                                            976,200       41,122      .25
convertible preferred 2028 (2)
Norfolk Southern Corp.                                                           1,300,000       24,212      .14
Canadian National Railway Co. 5.25%                                                400,000       18,600      .10
 convertible preferred 2029
                                                                                                293,516     1.62

Electronic Components & Instruments - 1.60%
Advanced Micro Devices, Inc. 6.00% convertible                                 $45,150,000       92,846      .51
 subordinated notes 2005
Hubbell Inc., Class B                                                            2,580,000       62,242      .34
Burr-Brown Corp. 4.25% convertible subordinated                                $17,800,000       26,447      .15
notes 2007 (2)
SCI Systems, Inc. 3.00% convertible subordinated                               $20,000,000       21,271      .12
 debentures 2007
Semtech Corp. 4.50% convertible subordinated                                   $18,530,000       20,290      .11
notes 2007 (2)
Adaptec, Inc. 4.75% convertible subordinated                                   $23,000,000       19,904      .11
 notes 2004
Macronix International Co., Ltd. 1.00% convertible                             $16,500,000       19,140      .10
 subordinated notes 2005 (2)
Premier Farnell PLC                                                              1,280,000        9,913      .05
Thermo Instrument Systems Inc. 4.00% convertible                               $10,000,000        8,375      .05
 subordinated debentures 2005
Quantum Corp. 7.00% convertible subordinated                                    $7,000,000        5,530      .03
 notes 2004
Thomas & Betts Corp.                                                               250,000        4,875      .03
                                                                                                290,833     1.60

Health & Personal Care - 1.58%
Sepracor Inc. 6.25% convertible subordinated                                    $7,350,000       32,707
 debentures 2005 (2)
Sepracor Inc. 7.00% convertible subordinated                                    $6,000,000       10,740
 debentures 2005
Sepracor Inc. 7.00% convertible subordinated                                   $15,000,000       26,850      .39
 debentures 2005 (2)
Eli Lilly and Co.                                                                  550,000       57,131      .32
Athena Neurosciences, Inc. 4.75% convertible notes 2004                        $32,500,000       49,319      .27
Pharmacia Corp. (formerly Pharmacia & Upjohn, Inc.)                                788,065       43,147      .24
American Home Products Corp.                                                       765,000       40,593      .22
IVAX Corp. 5.50% convertible subordinated                                      $15,000,000       22,575      .12
notes 2007 (2)
Glycomed Inc. 7.50% convertible subordinated                                    $5,000,000        4,000      .02
 debentures 2003
                                                                                                287,062     1.58

Broadcasting & Publishing - 1.53%
Time Warner Inc. (formerly Houston Industries                                    2,605,520      199,811     1.10
 Inc. 7.00% ACES convertible preferred 2000)
UnitedGlobalCom, Inc., Class C, 7.00% convertible                                   75,000        4,875
 preferred
UnitedGlobalCom, Inc., Class C, 7.00% convertible                                  700,000       45,500
 preferred (2)
UnitedGlobalCom, Inc., Class D, 7.00% convertible                                  500,000       25,219      .42
 preferred
NTL Inc., warrants, expire 2008 (2,3,4)                                             25,650        1,191      .01
TVN Entertainment Corp., warrants, expire 2008 (2,3,4)                              10,000            0      .00
                                                                                                276,596     1.53

Business & Public Services - 1.49%
Thames Water PLC                                                                 3,725,000       44,501      .24
Cendant Corp. 7.50% PRIDES convertible preferred                                 1,425,000       28,856
Cendant Corp., rights, expire 2001 (3)                                           1,400,000       10,500      .22
Waste Management, Inc. 4.00% covertible debentures 2002                        $42,000,000       38,745      .21
United Utilities PLC                                                             3,521,463       35,080      .19
Alexander & Baldwin, Inc.                                                        1,375,000       34,633      .19
Interpublic Group of Companies, Inc. 1.87%                                     $17,000,000       16,001
 convertible subordinated notes 2006 (2)
Interpublic Group of Companies, Inc. 1.87%                                      $5,500,000        5,198      .12
 convertible subordinated notes 2006
PSINet Inc., Series D, 7.00% convertible                                           650,000       16,900      .09
 preferred 2049 (2)
Amkor Technology, Inc. 5.00% convertible notes 2007 (2)                        $15,000,000       12,394      .07
Budget Group, Inc. 6.25% TIDES convertible                                         583,000       12,243      .07
 preferred 2005
Hyder PLC                                                                        1,489,173        7,205      .04
Pitney Bowes Inc.                                                                  150,000        5,194      .03
Nationwide Health Properties, Inc., Series A,                                       50,000        2,868      .02
 7.677% preferred cumulative step-up premium rate
Integrated Health Services, Inc. 5.75% convertible                              $1,250,000            0      .00
 debentures 2001 (6)
                                                                                                270,318     1.49

Financial Services - 1.29%
Household International, Inc.                                                    2,453,280      109,324      .60
Bell Atlantic Financial Services, Inc. 5.75%                                    $3,500,000        3,408
 convertible debentures 2003
Bell Atlantic Financial Services, Inc. 5.75%                                   $24,500,000       23,974
 convertible debentures 2003 (2)
Bell Atlantic Financial Services, Inc. 4.25%                                   $39,000,000       45,825      .40
 convertible debentures 2005 (2)
Health Care Property Investors, Inc.                                             1,287,900       38,315      .21
Fannie Mae                                                                         200,000        9,975      .06
Wilshire Financial Services Group Inc. (1)                                       2,150,517        2,554      .02
                                                                                                233,375     1.29

Automobiles - 1.07%
Ford Motor Co.                                                                   3,778,600      175,941      .97
General Motors Corp.                                                               300,000       17,081      .10
                                                                                                193,022     1.07

Multi-Industry - 1.00%
BFGoodrich Co.                                                                   2,200,000       78,513      .43
TI Group PLC                                                                     7,000,000       38,274      .21
Thyssen Krupp AG                                                                 2,185,000       37,695      .21
Swire Pacific Capital Ltd. 8.84% cumulative                                      1,125,000       22,500
 guaranteed perpetual capital securities (2)
Swire Pacific Offshore Financing Ltd. 9.33%                                        195,000        3,900      .15
 cumulative guaranteed perpetual capital securities (2)
                                                                                                180,882     1.00

Leisure & Tourism - 0.88%
Seagram Co. Ltd. 7.50% ACES convertible preferred 2002                           1,960,000      103,145      .57
Host Marriott Financial Trust 6.75% QUIPS                                          600,000       22,500      .12
convertible preferred 2026
Six Flags Inc. (formerly Premier Parks Inc.)                                       450,000       15,244      .09
 7.50% PIES convertible preferred 2001
FelCor Lodging Trust Inc.                                                          450,000        9,844      .06
AMCV Capital Trust I 7.00% convertible preferred 2015                              200,000        7,650      .04
AMF Bowling Worldwide, Inc. 0% convertible                                     $26,391,000          495      .00
debentures 2018 (2)
                                                                                                158,878      .88

Metals: Steel & Nonferrous - 0.82%
Phelps Dodge Corp.                                                               2,084,841       84,827      .47
Freeport-McMoRan Copper & Gold Inc., Series A,                                   1,400,000       16,975
 $1.75 convertible preferred
Freeport-McMoRan Copper & Gold Inc., Class B                                       300,000        2,700      .11
Corus Group PLC                                                                 14,519,000       18,324      .10
Inco Ltd. 5.75% convertible debentures 2004                                    $17,250,000       15,353      .08
USX-U.S. Steel Group                                                               600,000       10,763      .06
                                                                                                148,942      .82

Industrial Components - 0.81%
Dana Corp.                                                                       2,475,000       56,770      .31
Tomkins PLC                                                                     13,000,000       42,940      .24
Federal-Mogul Corp. 7.00% convertible preferred 2027                             1,150,000       24,150      .13
Tower Automotive Capital Trust 6.75%                                                67,500        2,109
 convertible preferred 2018
Tower Automotive Capital Trust 6.75%                                               450,000       14,063      .09
convertible preferred 2018 (2)
Visteon Corp.                                                                      494,743        6,926      .04
                                                                                                146,958      .81

Recreation & Other Consumer Products - 0.57%
EMI Group PLC                                                                    8,260,267       76,718      .42
Pennzoil-Quaker State Co.                                                        2,000,000       25,000      .14
V2 Music Holdings PLC 6.50% 2012 (2,4)                                          $8,122,000        2,193
V2 Music Holdings, warrants, expire 2008 (2,3,4)                                    14,750            0      .01
                                                                                                103,911      .57

Machinery & Engineering - 0.56%
Pall Corp.                                                                       1,998,300       41,465      .23
Ingersoll-Rand Co. 6.75% PRIDES convertible preferred                            1,400,000       28,788      .16
Metso Oyj                                                                        1,779,998       19,399      .11
Thermo Electron Corp. 4.25% convertible                                        $13,000,000       12,090      .06
 subordinated debentures 2003 (2)
                                                                                                101,742      .56

Miscellaneous Materials & Commodities - 0.56%
Crown Cork & Seal Co., Inc.                                                      3,950,000       55,053      .31
Anglogold Ltd.                                                                     675,000       26,748      .15
Iluka Resources Ltd. (formerly Westralian Sands Ltd.)                            4,044,436       11,071      .06
Owens-Illinois, Inc. 4.75% convertible preferred                                   340,000        7,735      .04
                                                                                                100,607      .56

Wireless Telecommunication Services - 0.24%
Price Communications Corp. (3)                                                     933,222       20,764      .11
MediaOne Group, Inc. 7.00% PIES convertible                                        480,000       19,800      .11
 preferred 2002
VoiceStream Wireless Corp. (formerly Omnipoint                                      25,965        3,330      .02
 Corp.) (3)
McCaw International, Ltd., warrants, expire                                         31,500           79      .00
 2007 (2,3,4)
Comunicacion Celular SA, Class B, warrants,                                         31,000            3      .00
 expire 2003 (2,3,4)
                                                                                                 43,976      .24

Other Industries - 0.30%
Newell Financial Trust I 5.25% QUIPS                                               823,000       31,686      .17
 convertible preferred 2027
TXI Capital Trust I 5.50% convertible preferred 2028                               450,000       13,781      .08
Ingram Micro Inc. 0% convertible debentures 2018                               $24,515,000        9,224      .05
Protection One Alarm Monitoring, Inc.,                                              57,600           15      .00
 warrants, expire 2005 (2,3,4)
                                                                                                 54,706      .30

Miscellaneous - 1.51%
Other equity securities in initial                                                              273,807     1.51
period of acquisition

Total Equity Securities   (cost: $11,119,224,000)                                            11,458,793    63.20


                                                                                Principal       Market  Percent
                                                                                   Amount        Value   of Net
BONDS & NOTES                                                                        (000)        (000)  Assets

Wireless Telecommunication Services - 4.06%
Nextel Communications, Inc.:
 0%/9.75% 2007 (7)                                                                  74,325       55,372
 0%/10.65% 2007 (7)                                                                  5,975        4,661
 0%/9.95% 2008 (7)                                                                 177,650      129,240
 12.00% 2008                                                                         4,000        4,300
 0%/12.125% 2008 (7)                                                                37,450       24,155
 12.75% 2010 (2)                                                                     2,000        1,960
McCaw International, Ltd. (owned by                                                 46,850       36,074
 Nextel Communications, Inc.) 0%/13.00% 2007 (7)
Nextel Partners, Inc.:
 0%/14.00% 2009 (7)                                                                 26,029       17,830
 11.00% 2010 (2)                                                                     5,000        4,988     1.54
Omnipoint Corp.: (4)
 11.625% 2006                                                                       55,350       62,130
 11.50% 2009 (2)                                                                    27,750       31,080      .51
VoiceStream Wireless Corp.: (2)
 10.375% 2009                                                                       43,374       46,519
 0%/11.875% 2009 (7)                                                                45,725       32,236      .43
Clearnet Communications Inc.:
 0%/14.75% 2005 (7)                                                                  6,000        6,150
 DLJ Secured Loan Trust, Class A-2, 9.995% 2007 (2,8)                               25,000       25,125
0%/10.125% 2009 (7)                                                                 49,150       28,507      .33
Crown Castle International Corp.: (7)
 0%/10.625% 2007                                                                     4,600        3,473
 0%/10.375% 2011                                                                    39,750       24,744
 0%/11.25% 2011                                                                     40,500       26,122      .30
SpectraSite Holdings, Inc.: (7)
 0%/12.00% 2008                                                                     38,250       25,819
 0%/11.25% 2009                                                                      7,000        4,165      .16
PageMart Wireless, Inc.: (7)
 0%/15.00% 2005                                                                     16,160       15,675
 0%/11.25% 2008                                                                     31,000       12,400      .15
Comunicacioon Celular SA 0%/14.125% 2005 (2,7)                                      31,000       23,637      .13
Leap Wireless International, Inc. 0%/14.50% 2010 (2,7)                              47,750       21,249      .12
PanAmSat Corp. 6.125% 2005                                                          17,000       15,676      .09
Loral Orion Network Systems, Inc. 11.25% 2007                                       24,950       15,594      .09
Dobson Communications Corp. 10.875% 2010 (2)                                        14,750       14,492      .08
Dobson/Sygnet Communications Co. 12.25% 2008                                        10,750       11,046      .06
Sprint Spectrum LP, Sprint Spectrum                                                  6,000        6,588      .04
Finance Corp. 11.00% 2006
PTC International Finance BV 0%/10.75% 2007 (7)                                      5,000        3,588      .02
Teligent, Inc. 11.50% 2007                                                           2,000        1,480      .01
Cellco Finance NV 15.00% 2005                                                          650          704      .00
                                                                                                736,779     4.06

Broadcasting, Advertising & Publishing - 2.89%
Charter Communications Holdings, LLC.:
 8.25% 2007                                                                         35,000       31,150
 10.00% 2009                                                                        10,000        9,750
 0%/11.75% 2010 (7)                                                                  2,000        1,150
 0%/9.92% 2011 (7)                                                                  53,750       30,906      .40
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 8.875% 2007                                                                        33,850       34,019
 0%/9.75% 2007(7)                                                                   43,750       36,203      .39
NTL Inc.:
 0%/12.75% 2005 (7)                                                                 22,000       22,550
 Series B, 10.00% 2007                                                              10,000        9,650
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (7)                                   18,500       17,344      .27
Time Warner Inc.:
 9.625% 2002                                                                         3,000        3,104
 7.75% 2005                                                                          9,500        9,580
 8.18% 2007                                                                         20,000       20,447
 9.125% 2013                                                                         5,000        5,505
 7.25% 2017                                                                          8,000        7,457      .25
Chancellor Media Corp. of Los Angeles:
 8.125% 2007                                                                        30,500       30,729
 Series B, 8.75% 2007                                                                4,500        4,545
 9.00% 2008                                                                          9,000        9,203      .25
CBS Corp. 7.15% 2005                                                                29,500       29,019      .16
TeleWest PLC:
 9.625% 2006                                                                         5,000        4,750
 0%/11.00% 2007 (7)                                                                 20,500       19,680      .13
CSC Holdings, Inc.:
 7.25% 2008                                                                          8,000        7,523
 8.125% 2009                                                                         8,000        7,844
 9.875% 2013                                                                         6,000        6,120      .12
Radio One, Inc. 7.00%/12.00% 2004 (7)                                               16,500       17,737      .10
TCI Communications, Inc. 8.00% 2005                                                 15,000       15,307      .08
Adelphia Communications Corp. 10.50% 2004                                            3,000        3,008
Century Communications Corp. 8.75% 2007                                             13,200       11,748      .08
STC Broadcasting, Inc. 11.00% 2007                                                  14,500       14,282      .08
British Sky Broadcasting Group PLC 8.20% 2009                                       14,250       13,219      .07
Hearst-Argyle Television, Inc. 7.00% 2018                                           12,425       10,620      .06
Rogers Communications Inc. 8.875% 2007                                              10,000       10,000      .05
Young Broadcasting Inc.:
 10.125% 2005                                                                        3,750        3,712
 Series B, 8.75% 2007                                                                5,250        4,909      .05
Liberty Media Corp. 7.875% 2029                                                      8,600        8,376      .05
Multicanal Participacoes SA, Series B, 12.625% 2004                                  6,475        6,710      .04
Sun Media Corp. 9.50% 2007                                                           6,071        6,071      .03
Telemundo Holdings, Inc., Series B, 0%/11.50% 2008 (7)                               8,500        6,035      .03
Antenna TV SA 9.00% 2007                                                             5,250        4,883      .03
Acme Television, LLC, Series B, 0%/10.875% 2004 (7)                                  4,920        4,692      .03
Fox Family Worldwide, Inc. 0%/10.25% 2007 (7)                                        5,000        3,612      .02
RBS Participacoes SA 11.00% 2007 (2)                                                 4,250        3,559      .02
Gray Communications Systems, Inc. 10.625% 2006                                       3,500        3,535      .02
American Media Operations 10.25% 2009                                                3,500        3,439      .02
TransWestern Publishing Co. LLC 9.625% 2007                                          3,500        3,439      .02
Muzak LP:
 9.875% 2009                                                                         1,250        1,100
 0%/13.00% 2010 (7)                                                                  3,750        2,025      .02
TVN Entertainment Corp. 14.00% 2008                                                 10,000        2,013      .01
Lenfest Communications, Inc. 7.625% 2008                                             2,000        1,954      .01
                                                                                                524,213     2.89

Banking - 2.83%
SB Treasury Co. LLC, Series A, 9.40%                                               126,000      121,165      .67
 noncumulative preferred (2)
SocGen Real Estate Co. LLC, Series A,                                               71,500       65,774      .36
 7.64%/8.406% (undated) (2,7,8)
MBNA Corp., MBNA:
 Capital A, Series A, 8.278% 2026                                                    8,200        6,787
 Capital B, Series B, 7.191% 2027 (8)                                               32,000       26,790      .19
Fuji JGB Investment LLC, Series A, 9.87%                                            34,250       33,072      .18
 noncumulative preferred (2,8)
BNP U.S. Funding LLC, Series A, 7.738%                                              33,200       30,799      .17
noncumulative preferred (2,8)
Tokai Preferred Capital Co. LLC, Series A,                                          31,500       30,365      .17
 9.98%/11.091% noncumulative preferred (2,7)
HSBC Capital Funding LP, Series 1, 9.547%                                           21,500       22,383
 noncumulative preferred (2,8)
Midland Bank PLC 7.188% Eurodollar notes                                             5,000        3,950      .15
 (undated) (8)
Dime Bancorp, Inc. 6.375% 2001                                                      15,000       14,888
Dime Capital Trust I, Dime Bancorp, Inc.,                                            9,425        8,702      .13
 Series A, 9.33% 2027
Riggs Capital Trust II:
 8.625% 2026                                                                         1,500        1,177
 8.875% 2027                                                                        25,000       20,140      .12
Advanta Corp.:
 7.50% 2000                                                                          4,000        3,998
 6.925% 2002                                                                         5,000        4,410
 6.91% 2002                                                                          5,000        4,410
 Series D, 6.833% 2002                                                               5,000        4,390      .09
Washington Mutual Capital I, subordinated                                           10,000        8,894
 capital income securities 8.375% 2027
Ahmanson Capital Trust I, capital securities,                                        8,000        7,041      .09
 Series A, 8.36% 2026 (2)
Capital One Capital I 7.941% 2027 (2,8)                                             13,500       11,543      .06
Standard Chartered Bank 7.063% Eurodollar notes                                     15,000        9,969      .05
 (undated) (8)
Skandinaviska Enskilda Banken AB 7.50% (undated) (2,8)                              10,405        9,223      .05
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                      10,000        9,078      .05
 noncumulative preferred (2,8)
Canadian Imperial Bank of Commerce 6.50%                                            10,000        7,787      .04
 Eurodollar notes (undated) (8)
Bank of Nova Scotia 6.50% Eurodollar notes                                          10,000        7,753      .04
 (undated) (8)
HSBC Americas, Inc. 7.808% 2026 (2)                                                  8,000        6,925      .04
Bank of Scotland 7.00% (undated) (2,8)                                               7,500        6,842      .04
Komercni Finance BV 9.00%/10.75% 2008 (2,7)                                          6,000        5,775      .03
Sakura Capital Funding 7.778% (undated) (2,8)                                        5,000        4,813      .03
BCI US Funding Trust I 8.01% (undated) (2,8)                                         5,000        4,577      .03
Citigroup Inc. 7.45% 2002                                                            4,000        4,017      .02
Chevy Chase Bank, FSB 9.25% 2005                                                     4,000        3,760      .02
Fleet Capital Trust 7.775% 2028 (8)                                                  2,500        2,416      .01
                                                                                                513,613     2.83

Business & Public Services - 1.14%
Allied Waste North America, Inc.:
 7.625% 2006                                                                         5,000        4,512
 10.00% 2009                                                                        76,375       66,446      .39
Columbia/HCA Healthcare Corp.:
 6.87% 2003                                                                         10,575       10,007
 7.15% 2004                                                                          6,000        5,610
 6.91% 2005                                                                         10,750        9,863
 8.85% 2007                                                                         16,770       16,602
 8.70% 2010                                                                          9,500        9,286      .28
Waste Management, Inc.:
 6.70% 2001                                                                          3,000        2,965
 6.50% 2002                                                                          7,000        6,657
 6.375% 2003                                                                         5,050        4,761
 7.00% 2004                                                                          4,060        3,799
 7.00% 2006                                                                          6,500        5,983
 7.10% 2026                                                                         20,125       19,190      .24
Cendant Corp. 7.75% 2003                                                            12,000       11,574      .06
Concentra Operating Corp., Series A, 13.00% 2009                                    11,000        9,350      .05
Paracelsus Healthcare Corp. 10.00% 2006                                             30,100        7,826      .04
Protection One Alarm Monitoring, Inc. 13.625% 2005 (8)                               3,246        2,532      .02
Actuant Corp. 13.00% 2009 (2)                                                        2,500        2,531      .02
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                              2,500        2,288      .01
Integrated Health Services, Inc.: (6)
 10.25% 2006 (8)                                                                    16,900          169
 Series A, 9.50% 2007                                                               87,095          871
 Series A, 9.25% 2008                                                               68,298          683      .01
Iron Mountain Inc.  8.75% 2009                                                       1,750        1,575      .01
Safety-Kleen Services, Inc.:
 9.25% 2008                                                                         20,000          800
 9.25% 2009                                                                         10,000          312      .01
Mariner Health Group, Inc. 9.50% 2006 (6)                                           15,250          153      .00
                                                                                                206,345     1.14

Forest Products & Paper - 0.87%
Container Corp. of America:
 10.75% 2002                                                                         2,050        2,060
 9.75% 2003                                                                         45,550       45,550
 Series A, 11.25% 2004                                                              19,500       19,695      .37
Scotia Pacific Co. LLC, Timber Collateralized notes:
 Series B, Class A-2, 7.11% 2014                                                    15,800       12,446
 Series B, Class A-3, 7.71% 2014                                                    16,000       10,880      .13
Pindo Deli Finance Mauritius Ltd.:
 10.25% 2002                                                                        12,000        8,310
 10.75% 2007                                                                        24,150       13,584      .12
International Paper Co. 7.67% 2002 (2,8)                                            15,000       14,992      .08
Packaging Corp. of America, Series B, 9.625% 2009                                   12,875       13,132      .07
Grupo Industrial Durango, SA de CV 12.00% 2001                                       6,000        6,135      .04
Copamex Industrias, SA de CV, Series B, 11.375% 2004                                 5,930        5,767      .03
Advance Agro Capital BV 13.00% 2007                                                  4,925        3,349      .02
Indah Kiat Finance Mauritius Ltd.:
 11.875% 2002                                                                          700          548
 10.00% 2007                                                                         3,050        1,777      .01
                                                                                                158,225      .87

Diversified Telecommunication Services - 0.80%
NEXTLINK Communications, Inc.:
 9.00% 2008                                                                          1,250        1,125
 0%/12.125% 2009 (7)                                                                14,000        7,980
 0%/12.25% 2009 (7)                                                                 34,500       20,700      .17
Allegiance Telecom, Inc.:
 0%/11.75% 2008 (7)                                                                 32,000       23,520
 12.875% 2008                                                                        3,475        3,753      .15
GT Group Telecom Inc., units, 0%/13.25% 2010 (2,7)                                  24,750       13,117      .07
Qwest Communications International Inc.                                             15,000       12,944      .07
0%/9.47% 2007 (7)
US Xchange, LLC 15.00% 2008 (4)                                                     13,500       12,582      .07
Viatel, Inc.:
 11.25% 2008                                                                        16,550        9,434
 0%/12.50% 2008 (7)                                                                  4,000        1,460
 11.50% 2009                                                                         1,000          580      .06
Netia Holdings BV:
 10.25% 2007                                                                         3,625        3,081
 0%/11.25% 2007 (7)                                                                  9,250        6,614      .05
SBA Communications Corp. 0%/12.00% 2008 (7)                                         11,175        8,102      .05
AT&T Corp. 6.50% 2002                                                                7,000        6,920      .04
COLT Telecom Group PLC 0%/12.00% 2006 (7)                                            7,500        6,619      .04
IMPSAT Corp. 12.375% 2008                                                            5,000        4,063      .02
VersaTel Telecom International NV 11.875% 2009                                       2,250        2,216      .01
                                                                                                144,810      .80

Energy & Related Companies - 0.77%
Clark Refining & Marketing, Inc.:
 9.50% 2004                                                                          1,675        1,524
 8.375% 2007                                                                         4,960        4,067
 8.875% 2007                                                                        46,750       32,725      .21
Oryx Energy Co.:
 8.00% 2003                                                                          5,345        5,388
 8.375% 2004                                                                        12,750       13,155
 8.125% 2005                                                                         8,500        8,664      .15
PDVSA Finance Ltd.:
 9.75% 2010                                                                          5,000        4,810
 7.40% 2016                                                                         18,465       14,818      .11
Petrozuata Finance, Inc.: (2)
 Series A, 7.63% 2009                                                               10,285        8,700
 Series B, 8.22% 2017                                                               10,000        7,925      .09
Pogo Producing Co. 10.375% 2009                                                     10,000       10,325      .06
AES Drax Holdings Ltd. 10.41% 2020 (2)                                               6,000        6,202      .04
OXYMAR 7.50% 2016 (2)                                                                8,000        5,976      .03
Cross Timbers Oil Co. 8.75% 2009                                                     5,750        5,578      .03
Newfield Exploration Co., Series B, 7.45% 2007                                       6,000        5,503      .03
Louis Dreyfus Natural Gas Corp. 6.875% 2007                                          5,000        4,510      .02
                                                                                                139,870      .77

Transportation - 0.76%
Jet Equipment Trust: (2,9)
 Series 1995-B, 10.91% 2014                                                          4,750        5,152
 Series 1995-B, Class A, 7.63% 2015                                                  3,533        3,433
 Series 1995-A, Class B, 8.64% 2015                                                 13,250       13,144
 Series 1995-B, Class C, 9.71% 2015                                                  5,500        5,650
 Series 1995-A, Class C, 10.69% 2015                                                 5,000        5,329      .18
Atlas Air, Inc., Pass-Through Trust, Series                                         32,291       30,286      .17
 1998-1, Class A, 7.38% 2019 (9)
Airplanes Pass Through Trust, pass-through                                          21,457       19,963      .11
 certificates, Series 1, Class C, 8.15%  2019 (9)
Pegasus Aviation Lease Securitization, Series                                       19,000       19,321      .10
 2000-1, Class A2, 8.37% 2030 (2)(9)
Continental Airlines, Inc.:
 9.50% 2001                                                                          4,500        4,590
 pass-through certificates, Series 1996: (9)
  Class A, 6.94% 2015                                                                7,985        7,677
  Class C, 9.50% 2015                                                                5,767        5,870      .10
United Air Lines, Inc.:
 9.00% 2003                                                                          8,000        7,907
 pass-through certificates, Series 1996-A2,                                          5,000        4,287      .07
 7.87% 2019 (9)
Delta Air Lines, Inc., pass-through certificates,                                    5,000        4,886      .03
 Series 1992-A2, 9.20% 2014 (9)
                                                                                                137,495      .76
Financial Services - 0.72%
GS Escrow Corp.:
 7.00% 2003                                                                          1,550        1,421
 7.391% 2003 (8)                                                                    15,000       14,293
 7.125% 2005                                                                        27,000       24,535      .22
Capital One Financial Corp. 7.125% 2008                                             22,500       19,895      .11
BHP Finance Ltd. 6.75% 2013                                                         20,000       17,992      .10
MBNA Corp., MBNA 6.75% 2008                                                         12,500       11,393      .06
Toyota Motor Credit Corp. 6.00% 2003                                                10,000        9,706      .06
Providian Financial Corp. 9.525% 2027 (2)                                           10,000        7,466      .04
AB Spintab: (2,8)
 6.80% (undated)                                                                     5,150        5,015
 7.50% (undated)                                                                     2,500        2,368      .04
Wharf Capital International, Ltd. 8.875% 2004                                        7,000        7,123      .04
Nebhelp Trust, Student Loan Interest Margin                                          4,155        4,038      .02
 Securities, Series 1998-1, Class A, 6.68% 2016 (2,9)
Ford Motor Credit Co. 6.55% 2002                                                     3,000        2,953      .02
Green Tree Financial Corp. 6.50% 2002                                                2,635        1,660      .01
                                                                                                129,858      .72

General Retailing & Merchandising - 0.59%
J.C. Penney Co., Inc.:
 6.50% 2002                                                                          8,500        7,992
 7.625% 2007                                                                         4,000        2,730
 7.95% 2017                                                                         30,025       24,544      .19
Fred Meyer, Inc. 7.375% 2005                                                        20,000       19,453      .11
WestPoint Stevens Inc. 7.875% 2005                                                  18,000       15,750      .09
Boyds Collection, Ltd.,Series B, 9.00% 2008                                         14,621       13,159      .07
Sears, Roebuck and Co. 9.375% 2011                                                  12,310       13,039      .07
Salton/Maxim Housewares, Inc. 10.75% 2005                                            9,450        9,308      .05
Levi Strauss & Co. 6.80% 2003                                                        1,500        1,260      .01
                                                                                                107,235      .59

Leisure & Tourism - 0.58%
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                               21,500       20,425      .11
International Game Technology 7.875% 2004                                           16,000       15,440      .09
Six Flags Entertainment Corp. 8.875% 2006                                            2,000        1,910
Premier Parks Inc. 9.75% 2007                                                       13,875       13,389      .08
Mirage Resorts, Inc.:
 6.625% 2005                                                                         3,000        2,815
 6.75% 2007                                                                          3,250        2,924
 6.75% 2008                                                                         10,500        9,394      .08
Florida Panthers Holdings, Inc. 9.875% 2009                                         10,000        9,425      .05
Joseph E. Seagram & Sons, Inc. 6.625% 2005                                           9,000        8,612      .05
Boyd Gaming Corp. 9.25% 2003                                                         7,000        6,895      .04
Royal Caribbean Cruises Ltd. 7.00% 2007                                              7,000        5,938      .03
Friendly Ice Cream Corp. 10.50% 2007                                                 3,190        2,584      .02
CKE Restaurants, Inc. 9.125% 2009                                                    3,250        2,112      .01
AMF Bowling Worldwide, Inc.:
 10.875% 2006                                                                        5,500        1,760
 0%/12.25% 2006 (7)                                                                  1,437          316      .01
KSL Recreation Group, Inc. 10.25% 2007                                               1,250        1,206      .01
Carmike Cinemas, Inc., Series B, 9.375% 2009                                         1,550          667      .00
                                                                                                105,812      .58

Electronic Components - 0.49%
Fairchild Semiconductor Corp.:
 10.125% 2007                                                                        1,000        1,013
 10.375% 2007                                                                       24,750       25,307      .15
Hyundai Semiconductor America, Inc.: (2)
 8.25% 2004                                                                          9,840        8,816
 8.625% 2007                                                                        20,000       16,997      .14
Advanced Micro Devices, Inc. 11.00% 2003                                            12,500       13,562      .07
Zilog, Inc. 9.50% 2005                                                              14,050       12,364      .07
Flextronics International Ltd. 8.75% 2007                                            9,000        8,640      .05
SCG Holding Corp. 12.00% 2009                                                        2,125        2,284      .01
                                                                                                 88,983      .49

Utilities: Electric & Gas - 0.40%
Israel Electric Corp. Ltd.: (2)
 7.75% 2009                                                                          6,000        5,822
 8.25% 2009                                                                          8,000        8,056
 7.70% 2018                                                                         22,500       20,537
 8.10% 2096                                                                         14,405       12,389      .26
Edison Mission Energy 7.73% 2009                                                    10,000        9,742      .05
Williams Holdings of Delaware, Inc. 6.50% 2008                                      10,000        9,189      .05
Transener SA 9.25% 2008 (2)                                                          6,850        6,131      .04
                                                                                                 71,866      .40

Insurance - 0.31%
Conseco, Inc. 9.00% 2006                                                             5,175        3,519
Conseco Financing Trust II, capital trust                                           14,750        6,638
 pass-through securities (TRUPS), 8.70% 2026 (9)
Conseco Finance Home Loan Trust: (9)
 Series 1999-G, Class B-2, 10.96% 2029                                              13,688       11,048
 Series 2000-A, Class BV-2, 9.426% 2031 (8)                                          7,100        6,337      .15
Royal & Sun Alliance Insurance Group PLC 8.95% 2029 (2)                              8,750        8,888      .05
ReliaStar Financial Corp. 8.00% 2006                                                 8,000        8,091      .04
Allstate Corp. 7.20% 2009                                                            7,000        6,699      .04
Jefferson-Pilot Corp. 8.14% 2046 (2)                                                 5,000        4,547      .03
                                                                                                 55,767      .31

Multi-Industry - 0.28%
Reliance Industries Ltd.:
 8.25% 2027 (2)                                                                     12,000       11,284
 10.50% 2046 (2)                                                                     5,750        5,336
 Series B, 10.25% 2097                                                               5,000        4,421      .11
Graham Packaging Co.:
 8.75% 2008                                                                          8,475        7,458
 0%/10.75% 2009 (7)                                                                  8,000        4,880      .07
American Standard Inc. 8.25% 2009 (2)                                               10,250        9,891      .05
Innova, S de RL 12.875% 2007                                                         5,000        4,737      .03
Tekni-Plex, Inc. 12.75% 2010 (2)                                                     3,000        3,068      .02
                                                                                                 51,075      .28

Miscellaneous Materials & Commodities - 0.26%
Owens-Illinois, Inc.:
 7.85% 2004                                                                          6,000        5,530
 7.15% 2005                                                                         11,000        9,677
 8.10% 2007                                                                          5,750        5,107      .11
Printpack, Inc. 10.625% 2006                                                        20,270       19,662      .11
Equistar Chemicals, LP 8.50% 2004                                                    7,500        7,507      .04
                                                                                                 47,483      .26

Metals: Steel & Nonferrous - 0.24%
Doe Run Resources Corp., Series B, 11.25% 2005                                      30,525       17,094      .10
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                          9,500        5,914
 7.20% 2026                                                                         16,000       10,885      .09
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                         8,000        7,220      .04
Inco Ltd. 9.60% 2022                                                                 2,625        2,578      .01
                                                                                                 43,691      .24

Real Estate - 0.24%
FelCor Suites LP:
 7.375% 2004                                                                        10,000        9,107
 7.625% 2007                                                                         5,000        4,475      .08
Security Capital Group Inc. 7.15% 2007                                              15,000       13,500      .07
ProLogis Trust 7.05% 2006                                                           12,000       11,352      .06
Irvine Co. 7.46% 2006 (2,4)                                                          5,000        4,612      .03
                                                                                                 43,046      .24

Industrial Components - 0.24%
Federal-Mogul Corp.:
 7.50% 2004                                                                          3,500        2,905
 7.375% 2006                                                                        32,000       25,920
 7.75% 2006                                                                          6,000        4,860
 7.50% 2009                                                                          5,775        4,418      .21
TRW Inc. 7.125% 2009                                                                 5,000        4,595      .03
BREED Technologies, Inc. 9.25% 2008 (6)                                             29,500          295      .00
                                                                                                 42,993      .24

Food & Household Products - 0.17%
Home Products International, Inc. 9.625% 2008                                       10,500        8,610      .05
Gruma, SA de CV 7.625% 2007                                                          7,750        6,839      .04
Canandaigua Wine Co., Inc.:
 8.75% 2003                                                                          5,000        4,925
 Series C, 8.75% 2003                                                                1,250        1,231      .03
New World Pasta Co. 9.25% 2009                                                       9,000        6,120      .03
Delta Beverage Group, Inc. 9.75% 2003                                                3,435        3,332      .02
DGS International Finance Co. BV 10.00% 2007 (2)                                     1,075          304      .00
                                                                                                 31,361      .17

Aerospace & Military Technology - 0.11%
Hughes Electronics Corp. 7.568% 2000 (2,8)                                          20,000       20,000      .11
                                                                                                 20,000      .11

Collateralized Mortgage/Asset-Backed Obligations (9)
(excluding those issued by federal agencies) - 3.60%
Green Tree Financial Corp., pass-through certificates:
 Series 1995-A, Class NIM, 7.25% 2005                                                  855          832
 Series 1993-2, Class B, 8.00% 2018                                                 14,000       12,622
 Series 1995-4, Class B-2, 7.70% 2025                                                1,900        1,041
 Series 1995-3, Class B-2, 8.10% 2025                                               16,121        9,323
 Series 1995-1, Class B-2, 9.20% 2025                                                5,500        3,574
 Series 1995-2, Class B-2, 8.80% 2026                                               11,457        7,077
 Series 1996-2, Class B-2, 7.90% 2027                                               12,950        7,085
 Series 1996-10, Class A-6, 7.30% 2028                                               2,998        2,828
 Series 1996-10, Class B-2, 7.74% 2028                                               4,923        2,599
 Series 1997-1, Class B-2, 7.76% 2028                                                7,396        3,929
 Series 1997-2, Class B-2, 8.05% 2028                                                3,418        1,871
 Series 1998-4, Class B-2, 8.11% 2028                                                6,650        3,961
 Series 1998-3, Class B-2, 8.07% 2030                                                5,000        2,725
Green Tree Recreational, Equipment & Consumer                                       10,000        9,829      .38
 Trust, Series 1999-A, Class A-6, 6.84% 2010
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.068% 2025 (8)                                         25,340       24,962
 Mortgage pass-through certificates:
  Series 1996-C2, Class A-1, 6.69% 2028 (8)                                          2,046        2,021
  Series 1998-C3, Class E, 6.974% 2030 (8)                                           7,980        6,625
  Series 1999-C1, Class A-2, 7.56% 2031                                             11,750       11,786      .25
CS First Boston, Inc.:
 Finance Co. Ltd., Series 1995-A, 10.00% 2005 (2,8)                                 11,375        9,896
 Series 98-FL1, Class E, 7.495% 2013 (2,8)                                          12,300       12,251
 Mortgage Securities Corp., Series 1998-C1,                                         12,620       12,152      .19
 Class A-1A, 6.26% 2040
Gramercy Place Insurance Ltd., Series 1998-A,                                       32,904       32,555      .18
 Class C-2, 8.95% 2002 (2)
Collateralized Mortgage Obligation Trust, Series                                    29,310       29,905      .17
 63, Class Z, 9.00% 2020
Bayview Financial Acquisition Trust: (2,8)
 Series 2000-A, Class B, 9.12% 2030                                                 10,558       10,543
 Series 1998-A, Class M3, 8.62% 2038                                                 5,526        5,440
 Bayview Financial Revolving Mortgage Loan,                                         10,000        9,903      .14
 Series 1999-1, Class M2, 7.92% 2029
MBNA Master Credit Card Trust: (2)
 Series 1999-D, Class B, 6.95% 2008                                                  4,700        4,472
 Series 1998-E, Class C, 6.60% 2010                                                 22,500       20,720      .14
SMA Finance Co., Inc., Series 1998-C1, Class A1,                                    25,607       24,963      .14
 6.27% 2005 (2)
DLJ Mortgage Acceptance Corp.:
 Series 1997-CF1, Class A1A, 7.40% 2006 (2)                                          5,824        5,834
 Series 1996-CF2, Class A1A, 6.86% 2021 (2)                                          3,822        3,792
 Series 1998-CF2, Class A1B, 6.24% 2031                                             15,000       13,804      .13
First USA Credit Card Master Trust, Class A,
 floating-rate asset-backed certificates: (8)
 Series 1998-8, 7.528% 2008 (2)                                                     13,315       13,258
 Series 1997-4, 7.649% 2010                                                          6,500        6,357      .11
GMAC Commercial Mortgage Securities, Inc.,                                          20,750       18,452      .10
Series 1997-C2, Class E, 7.624% 2011
GS Mortgage Securities Corp. II, mortgage                                           20,000       18,397      .10
pass-through certificates, Series 1998-C1,
 Class D, 7.242% 2030 (8)
L.A. Arena Funding, LLC, Series 1, Class A,                                         18,250       17,132      .09
 7.656% 2026 (2)
First Union-Lehman Brothers Bank of America                                         17,614       16,962      .09
Commercial Mortgage Trust, commercial mortgage
 pass-through certificates, Series 1998-C2, 6.28% 2035
Deutsche Mortgage & Asset Receiving Corp.,                                          16,657       16,048      .09
 Series 1998-C1, Class A-1, 6.22% 2031
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A-1, 6.23% 2007                                               4,921        4,747
 Series 1998-C2, Class A-1, 5.80% 2030                                              11,387       10,858      .09
Morgan Stanley Capital I, Inc.:
 Series 1995-GAL1, Class A-2, 7.50% 2005 (2)                                         7,054        7,107
 Series 1998-WF2, Class A-1, 6.34% 2030                                              8,644        8,361      .09
Residential Reinsurance Ltd. 10.94% 2001 (2,8)                                      15,000       14,962      .08
Metris Master Trust: (2,8)
 Series 1998-1A, Class C, 7.48% 2005                                                 5,000        4,922
 Series 1997-2, Class C, 7.68% 2006                                                 10,000        9,884      .08
Ford Credit Auto Owner Trust:
 Series 1998-B, Class C, 6.40% 2002                                                 10,000        9,801
 Series 1999-B, Class C, 6.65% 2003                                                  3,000        2,930      .07
Structured Asset Securities Corp.,
 pass-through certificates: (8)
 Series 1998-RF2, Class A, 8.54% 2027 (2)                                            2,007        2,043
 Series 1998-RF1, Class A, 8.667% 2027 (2)                                           1,581        1,615
 Series 1999-BC1, Class M2, 7.92% 2029                                               7,500        7,523      .06
Team Fleet Financing Corp.: (2)
 Series 1999-2A, Class D, 7.77% 2002 (8)                                             3,000        2,990
 Series 1999-3A, Class D, 7.60% 2003                                                 7,000        6,916      .05
FIRSTPLUS Home Loan Owner Trust, Series                                             10,000        9,909      .05
 1997-1, Class A-6, 6.95% 2015
Freddie Mac Loan Receivables Trust, Series 1998-A,                                  10,100        9,338      .05
 Class A3, 6.69% 2020 (2)
Resolution Trust Corp.:
 Series 1993-C1, Class D, 9.45% 2024                                                 1,096        1,092
 Series 1993-C2, Class D, 8.50% 2025                                                   163          162
 Series 1995-1, Class A-1, 7.12% 2028                                                8,071        7,934      .05
Chase Commercial Mortgage Securities Corp.,                                          8,919        8,655      .05
 Series 1998-1, Class A1, 6.34% 2030
Capital One Secured Note Trust, Series 1999-2,                                       6,250        6,217
 7.226% 2005 (2,8)
Capital One Master Trust, Series 1999-1, Class C,                                    2,500        2,402      .05
 6.60% 2007 (2)
Fleet Credit Card Master Trust II, Series 1999-A,                                    8,000        8,129      .05
 Class C, floating-rate asset-backed interests,
 7.775% 2004 (2,8)
Nehi Ltd., Series 2000-A, 10.869% 2003 (2,8)                                         8,000        8,000      .04
First Nationwide, Series 1999-2, Class 1PA1                                          8,199        7,635      .04
, 6.50% 2029
H.S. Receivables Corp., Series 1999-1, Class A,                                      6,875        6,785      .04
 8.13% 2004 (2)
GE Capital Mortgage Services, Inc.,                                                  7,321        6,473      .04
 Series 1994-9, Class A9, 6.50% 2024
PNC Mortgage Securities Corp., Series                                                6,865        6,175      .03
 1998-10, Class 1-B1, 6.50% 2028 (2)
First Union Commercial Mortgage Trust,                                               7,000        5,994      .03
 Series 1999-C1, Class E, 6.973% 2035 (8)
Bear Stearns Commercial Mortgage Securities                                         88,385        5,644      .03
 Inc., Series 1999-C1, Class X, interest only,
 1.053% 2031 (8)
EQCC Home Equity Loan Trust, asset-backed certificates,                              5,000        4,953      .03
 Series 1999-3, Class A-3F, 7.067% 2024
Nationslink Funding Corp., Series 1999-1, Class D,                                   5,000        4,639      .03
 7.10% 2031 (8)
Government Lease Trust, Series 1999-C1A, Class B3,                                   6,687        4,557      .03
 4.00% 2011 (2)
Metropolitan Asset Funding, Inc., Series 1998-A,                                     4,669        4,499      .03
 Class B1, 7.728% 2014 (2)
Providian Master Trust, Series 2000-1, Class                                         4,000        4,000      .02
 C, 7.776% 2009 (2,8)
Residential Funding Mortgage Securities I, Inc.,                                     3,923        3,602      .02
 Series 1998-S17, Class M-1, 6.75% 2028
NPF XII, Inc., Series 1999-3, Class B, 7.638%                                        3,000        2,998      .02
 2003 (2,8)
Grupo Financiero Banamex Accival, SA de CV 0% 2002                                   2,698        2,480      .01
Financial Asset Securitization, Inc., Series                                         2,513        2,443      .01
 1997-NAM1, Class B1, 7.75% 2027
Rental Car Finance Corp., Series 1999-1A, Class D,                                   2,500        2,354      .01
 7.10% 2007 (2)
Chevy Chase Master Credit Card Trust II, Series                                      2,000        1,995      .01
1996-C, Class A,  6.766% 2007 (8)
Chase Manhattan Bank, NA, Series 1993-I, Class 2A5,                                  1,778        1,769      .01
7.25% 2024                                                                                      653,018     3.60

Federal Agency Obligations: Mortgage
 Pass-Throughs (9) - 1.95%
Government National Mortgage Assn.:
 6.00% 2029                                                                         68,023       62,623
 7.00% 2022-2029                                                                    40,194       39,055
 7.50% 2017-2030                                                                   127,306      126,220
 8.00% 2017-2030                                                                    31,546       31,837
 8.50% 2017-2021                                                                     3,640        3,733
 9.00% 2008-2020                                                                     2,995        3,107
 9.50% 2009-2021                                                                     6,015        6,319
 10.00% 2016-2025                                                                   39,590       41,709
 10.50% 2019                                                                            36           38     1.74

Fannie Mae:
 7.50% 2023                                                                          2,792        2,771
 8.00% 2024                                                                          2,450        2,472
 8.50% 2030                                                                          2,750        2,794
 9.00% 2008-2023                                                                     3,861        3,965
 9.50% 2022                                                                          3,339        3,488
 10.00% 2005-2025                                                                    9,386        9,884
 12.50% 2019                                                                           715          808
 13.00% 2015                                                                         1,759        1,995
 15.00% 2028                                                                           700          822      .16

Freddie Mac:
 8.50% 2008-2010                                                                     3,817        3,878
 9.00% 2007                                                                          2,605        2,666
 11.00% 2018                                                                         2,342        2,536      .05
                                                                                                352,720     1.95

Federal Agency Obligations: Collateralized
Mortgage Obligations (9) - 0.09%
Fannie Mae:
 Series 1996-4, Class ZA, 6.50% 2022                                                 7,054        6,262
 Series 1994-4, Class ZA, 6.50% 2024                                                 5,974        5,407      .06
Freddie Mac:
 Series 178, Class Z, 9.25% 2021                                                     1,387        1,430
 Series 1673, Class SA, 4.33% 2024 (8,10)                                            6,000        3,790      .03
                                                                                                 16,889      .09

Other Federal Agency Obligations - 0.29%
Fannie Mae:
 5.25% 2009                                                                         30,000       26,419
 Medium-Term Note 6.75% 2028                                                        30,000       25,997      .29
                                                                                                 52,416      .29

Governments & Governmental Authorities
 (excluding U.S.) - 0.73%
United Mexican States Government Eurobonds:
 Series C, 0% 2003 (4)                                                               2,307            0
 Global:
  11.375% 2016                                                                      15,500       18,034
  11.50% 2026                                                                       12,000       14,670
 Units, Series C, 7.80% 2019 (8)                                                     1,500        1,494      .19
Panama (Republic of):
 Interest Reduction Bonds 4.50% 2014 (8)                                               250          204
 Past Due Interest Eurobonds 7.75% 2016 (8)                                            547          452
 8.875% 2027                                                                        21,500       18,651
 9.375% 2029                                                                         5,000        4,813      .13
Argentina (Republic of):
 9.75% 2027                                                                          5,000        3,973
 11.00% 2006                                                                         1,635        1,588
 11.375% 2017                                                                       12,900       11,778
 11.75% 2009                                                                         2,230        2,113      .11
Turkey (Republic of) 12.375% 2009                                                   11,750       12,719      .07
Philippines (Republic of) 8.875% 2008                                               11,000        9,790      .05
Ontario (Province of) 5.50% 2008                                                    10,000        8,972      .05
Poland (Republic of), Past Due Interest Bond,                                        9,000        8,181      .05
 Bearer, 6.00% 2014 (8)
Brazil (Federal Republic of):
 Debt Conversion Bonds, Series L, 7.438% 2012 (8)                                    3,750        2,801
 Debt Conversion Bonds, Bearer, Series L,                                            5,000        3,734
 7.438% 2012 (8)
 Bearer 8.00% 2014 (5)                                                               2,155        1,609      .05
Venezuela (Republic of), Eurobonds, 7.875% 2007 (8)                                  5,179        4,331      .02
Mendoza (Province of) 10.00% 2007                                                    3,485        2,396      .01
                                                                                                132,303      .73

U.S. Treasury Obligations - 2.45%
 8.75% August 2000                                                                  22,500       22,514      .12
 6.25% August 2002                                                                  50,000       49,914      .28
 7.00% July 2006                                                                    18,293       19,002      .10
 3.842% January 2008 (8,11)                                                         65,000       67,067      .37
 5.50% May 2009                                                                     27,500       26,383      .15
 10.00% May 2010                                                                    35,500       40,609      .22
 0% February 2015 STRIP                                                             46,440       19,332      .11
 8.875% August 2017                                                                145,025      186,470     1.03
 6.125% November 2027                                                                5,000        5,064      .03
 0% November 2027 STRIP                                                             20,930        4,299      .02
 5.25% February 2029                                                                 3,000        2,708      .02
                                                                                                443,362     2.45

Total Bonds and Notes   (cost: $5,574,896,000)                                                5,051,228    27.86


                                                                                  Shares/
                                                                                Principal       Market  Percent
                                                                                   Amount        Value   of Net
SHORT-TERM SECURITIES                                                                (000)        (000)  Assets

Corporate Short-Term Notes  -  7.36%
BellSouth Capital Funding Corp. 6.51%-6.55%                                        107,000      106,120      .58
 due 8/16-10/2/2000 (2)
Equilon Enterprises, LLC 6.50%-6.53% due                                            93,000       92,009      .51
8/10-10/18/2000
Bell Atlantic Financial Services, Inc.                                              84,800       84,322      .47
6.50%-6.55% due 8/14-9/11/2000
Preferred Receivables Funding Corp. 6.51%-6.56%                                     79,900       79,579      .44
 due 8/8-9/8/2000 (2)
Procter & Gamble Co. 6.48%-6.50% due 8/17-9/26/2000                                 80,000       79,429      .44
American Express Credit Corp. 6.49%-6.51%                                           77,500       77,000      .42
 due 8/25-9/18/2000
AT&T Corp. 6.54%-6.61% due 8/1-8/8/2000                                             75,000       74,922      .41
Wal-Mart Stores, Inc. 6.48%-6.53% due                                               69,000       68,339      .38
 8/15-10/24/2000 (2)
USAA Capital Corp. 6.48%-6.60% due 8/2-9/28/2000                                    67,500       67,050      .37
CIT Group, Inc. 6.51%-6.54% due 8/23-9/19/2000                                      63,900       63,450      .35
General Electric Capital Corp. 6.50%-6.54%                                          60,400       60,232      .33
 due 8/11-8/28/2000
Motorola, Inc. 6.50%-6.53% due 8/18-10/27/2000                                      60,300       59,717      .33
SBC Communications Inc. 6.50%-6.57% due                                             60,000       59,434      .33
 9/11-10/11/2000 (2)
Pharmacia Corp. 6.49%-6.52% due 8/11-8/29/2000                                      54,100       53,913      .30
International Lease Finance Corp. 6.53%-6.55%                                       53,000       52,810      .29
 due 8/4-9/11/2000
Corporate Asset Funding Co. Inc. 6.50%-6.61%                                        50,200       49,990      .28
 due 8/14-9/12/2000 (2)
Lucent Technologies Inc. 6.54%-6.60% due 8/3-8/17/2000                              49,744       49,653      .27
Marsh USA Inc. 6.50%-6.52% due 10/17-12/12/2000 (2)                                 50,000       48,981      .27
Alcoa Inc. 6.50%-6.62% due 8/1-10/11/2000                                           42,200       42,015      .23
Emerson Electric Co. 6.49% due 9/18/2000 (2)                                        37,515       37,182      .21
Minnesota Mining and Manufacturing Co. 6.54%                                        19,200       19,020      .10
 due 9/21/2000
Kimberly-Clark Corp. 6.52% due 8/8/2000 (2)                                          9,500        9,486      .05
                                                                                              1,334,653     7.36

Federal Agency Short-Term Obligations  -  1.28%

Fannie Mae 6.425%-6.50% due 9/21-10/26/2000                                        152,400      150,469      .83
Freddie Mac 6.40%-6.45% due 9/14-9/21/2000                                          81,800       81,066      .45
                                                                                                231,535     1.28
Total Short Term Securities   (cost: $1,566,193,000)                                          1,566,188     8.64
Total Investment Securities   (cost:$18,260,313,000)                                         18,076,209    99.70
Excess of cash and receivables over payables                                                     54,820      .30
NET ASSETS                                                                                   18,131,029   100.00


1. The fund owns 5.02%, 5.03%, 5.16%, 5.73%, 6.76%
 and 10.73% of the outstanding voting
   securities of HSB Group, R.J. Reynolds Tobacco
Holdings, Equitable Resources, CONSOL
   Energy, Georgia-Pacific and Wilshire Financial
 Services Group, respectively, and thus is
   considered an affiliate as defined in the Investment Company Act of 1940.
2. Purchased in a private placement transaction;
resale to the public may require
   registration or sale only to qualified
 institutional buyers.
3. Non-income-producing security.
4. Valued under procedures established by the Board of Directors.
5. Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6. Company not making interest payments; bankruptcy proceedings pending.
7. Step Bond; coupon rate will increase at a later date.
8. Coupon rate may change periodically.
9. Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturities are
   shorter than the stated maturities.
10.Inverse floater, which is a floating-rate
 note whose interest rate moves in
   the opposite direction of prevailing interest rates.
11.Index-linked bond whose principal amount moves
 with a government retail price
   index.

ADR = American Depositary Receipts

See Notes to Financial Statements

The Income Fund of America
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at July 31, 2000                                                               (dollars in       thousands)
Assets:
Investment securities at market
 (cost: $18,260,313)                                                                            $18,076,209
Cash                                                                                                  3,082
Receivables for--
 Sales of investments                                                             $ 31,090
 Sales of fund's shares                                                              9,759
 Forward currency contracts - net                                                        0
 Dividends and accrued interest                                                    120,026          160,875
                                                                                                 18,240,166

Liabilities:
Payables for--
 Purchases of investments                                                           70,358
 Repurchases of fund's shares                                                       25,526
 Forward currency contracts - net                                                        0
 Dividends on fund's shares                                                              0
 Management services                                                                 4,076
 Accrued expenses                                                                    9,177          109,137
Net Assets at July 31, 2000--
 (authorized capital stock -- 3,000,000,000 shares)                                             $18,131,029

Class A shares, $.001 par value
 Net assets                                                                                     $18,102,315
 Shares outstanding                                                                            1,173,447,200
 Net asset value per share                                                                           $15.43
Class B shares, $.001 par value
 Net assets                                                                                         $28,714
 Shares outstanding                                                                                1,865,200
 Net asset value per share                                                                           $15.39

NOTE
the sum of Net Assets at a fund level s/b equal to the master level Net assets


STATEMENT OF OPERATIONS
for the year ended July 31, 2000                                               (dollars in       thousands)
Investment Income:
Income:
 Dividends                                                                        $551,878
 Interest                                                                          692,092       $1,243,970

Expenses:
 Management services fee                                                            59,946
 Distribution expenses - Class A                                                    47,041
 Distribution expenses - Class B                                                        54
 Transfer agent fee - Class A                                                       13,775
 Transfer agent fee - Class B                                                            4
 Reports to shareholders                                                               559
 Registration statement and prospectus                                               1,024
 Postage, stationery and supplies                                                    3,526
 Directors' fees                                                                       188
 Auditing and legal fees                                                                84
 Custodian fee                                                                       1,060
 Taxes other than federal income tax                                                     2
 Other expenses                                                                        240          127,503
 Net investment income                                                                           $1,116,467

Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain                                                                                   781,307
Net change from unrealized appreciation to
 unrealized depreciation on investments                                                          (2,461,585)
 Open forward currency contracts                                                      0.000
 Net realized gain and unrealized
  depreciation on investments                                                                    (1,680,278)

Net Decrease in Net Assets Resulting
 from Operations                                                                                 $ (563,811)




STATEMENT OF CHANGES IN NET ASSETS                                             (dollars in       thousands)

                                                                                Year Ended          July 31

                                                                                      2000             1999

Operations:
Net investment income                                                           $1,116,467       $1,120,421
Net realized gain on investments                                                   781,307        1,485,110
Net change in unrealized appreciation
 on investments                                                                 (2,461,585)        (912,310)
Net change in net assets
 resulting from operations                                                        (563,811)       1,693,221

Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
 Class A                                                                        (1,091,155)      (1,109,089)
 Class B                                                                              (238)               -
Distributions from net realized gain on investments:
 Class A                                                                        (1,033,505)      (1,454,557)
 Class B                                                                                 -                -
  Total dividends and distributions                                             (2,124,898)      (2,563,646)

Capital Share Transactions:
Proceeds from shares sold                                                        1,598,045        3,038,713
Proceeds from shares issued in reinvestment
 of net investment income dividends and
  distributions of net realized gain on investments                              1,893,382        2,310,634
Cost of shares repurchased                                                      (5,683,519)      (3,580,068)
 Net change in net assets resulting from
  capital share transactions                                                    (2,192,092)       1,769,279
Total Change in Net Assets                                                      (4,880,801)         898,854

Net Assets:
Beginning of year                                                               23,011,830       22,112,976
End of year (including
 undistributed net investment
 income of: $234,999 and $211,028,
 respectively)                                                                 $18,131,029      $23,011,830


See Notes to Financial Statements

    Income Fund of America
 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 5.75%. Class B shares are sold without an initial sales charge but subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors. The ability of the issuers of the fixed income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -

Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or `when-issued' basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses are accrued daily and charged to the applicable share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended July 31, 2000, such non-U.S. taxes were $12,298,000.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, and other receivables and payables, on a book basis, were $368,000 for the year ended July 31, 2000.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

  As of July 31, 2000, net unrealized depreciation on investments for federal income tax purposes aggregated $185,101,000 of which $1,711,657,000 related to appreciated securities and $1,896,758,000 related to depreciated securities. During the year ended July 31, 2000, the fund realized, on a tax basis, a net capital gain of $782,678,000 on securities transactions. Net losses incurred during the period related to non-U.S. currency and other transactions of $1,371,000 are treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $18,261,310,000 at July 31, 2000.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $59,946,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following rates and net asset levels:

                            Net Asset Level (in billions)

Rate                       In Excess of               Up to

 .25%                       $0                         $.5

 .23%                       $.5                        $1

 .21%                       $1                         $1.5

 .19%                       $1.5                       $2.5

 .17%                       $2.5                       $4

 .16%                       $4                         $6.5

 .15%                       $6.5                       $10.5

 .145%                      $10.5                      $17

 .14%                       $17                        $27.5

 .135%                      $27.5


The Board of Directors approved an amended agreement effective January 1, 2000, reducing the fees to:

                            Net Asset Level (in billions)

Rate                       In Excess of               Up to

 .25%                       $0                         $.5

 .23%                       $.5                        $1

 .21%                       $1                         $1.5

 .19%                       $1.5                       $2.5

 .17%                       $2.5                       $4

 .16%                       $4                         $6.5

 .15%                       $6.5                       $10.5

 .144%                      $10.5                      $13

 .141%                      $13                        $17

 .138%                      $17                        $21

 .135%                      $21                        $27

 .133%                      $27                        $34

 .131%                      $34                        $44

 .129%                      $44


The agreement also provides for fees based on 2.25% of the fund's monthly gross investment income.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of Class A daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved in advance by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. Pursuant to a Plan of Distribution for Class B shares, the fund may expend 1.00% of Class B daily net assets annually to compensate dealers for their selling and servicing efforts. During the year ended July 31, 2000, distribution expenses under the Plans of Distribution for Class A and Class B shares were $47,041,000 and 54,000, respectively. As of July 31, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $7,043,000 and $22,000, respectively. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $5,605,000 (after allowances to dealers) during the year ended July 31, 2000 as its portion of the sales charges paid by purchasers of the fund's Class A shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $13,779,000 during the year ended July 31, 2000.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of July 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $866,000.

AFFILIATED DIRECTORS' AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,391,648,000 and $8,092,328,000, respectively, during the year ended July 31, 2000.

As of July 31, 2000, net assets consisted of the following:
     (dollars in thousands)

Capital paid in on shares of beneficial                        $17,543,774
interest

Undistributed net investment income                                234,999

Accumulated net realized gain                                      536,381

Net unrealized depreciation                                      (184,125)

Net assets                                                     $18,131,029


The fund reclassified $1,103,000 from undistributed net investment income to additional paid-in capital and reclassified $250,332,000 from undistributed net realized gains to additional paid-in capital for the year ended July 31, 2000 as a result of permanent differences between book and tax.

Capital shares transactions in the fund were as follows:

Capital share transactions table:
                                                                                            (dollars in        thousands)

                                                           Year ended     July 31, 2000      Year ended     July 31, 1999
                                                               Amount            Shares          Amount            Shares
Class A Shares:
  Sold                                                    $ 1,568,830        97,712,045      $3,038,713       172,804,800
  Reinvested dividends and distributions                    1,893,179       121,733,105       2,310,634       134,016,601
  Repurchased                                              (5,682,984)     (360,461,678)     (3,580,068)     (203,714,499)
   Net increase in Class A                                 (2,220,975)     (141,016,528)      1,769,279       103,106,902
Class B Shares: +
  Sold                                                         29,215         1,886,538              -                 -
  Reinvested dividends and distributions                          203            13,113              -                 -
  Repurchased                                                    (535)          (34,451)             -                 -
   Net increase in Class B                                     28,883         1,865,200              -                 -
Total net increase in fund                                $(2,192,092)     (139,151,328)     $1,769,279       103,106,902



+  Class B shares not offered before
 March 15, 2000.


Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended July 31, 2000, the custodian fee of $1,060,000 includes $9,000 that was paid by these credits rather than in cash.

PER-SHARE DATA AND RATIOS (1)

                                                                                                         Net
                                                                  Net asset                    gains/(losses)
                                                                      value,         Net        on securities
                                                                   beginning   investment      (both realized
                         Year ended                                  of year       income     and unrealized)
Class A:
2000                                                                   $17.51    $.88 (2)         $(1.28) (2)
1999                                                                    18.25          .88                0.45
1998                                                                    18.59          .85                1.11
1997                                                                    15.89          .86                3.55
1996                                                                    14.92          .87                1.11
Class B:
2000                                                                    14.93     .24 (2)            0.41 (2)



                                                                               Dividends
                                                                 Total from   (from net      Distributions
                                                                  investment  investment     (from capital
                         Year ended                               operations    income)          gains)
Class A:
2000                                                                  $(0.40)   $(.87)           $(.81)
1999                                                                    1.33     (.88)           (1.19)
1998                                                                    1.96     (.82)           (1.48)
1997                                                                    4.41     (.90)           (.81)
1996                                                                    1.98     (.83)           (.18)
Class B:
2000                                                                    0.65     (.19)             -



                                                                              Net asset
                                                                  Total       value, end         Total
                         Year ended                           distributions     of year          return
Class A:
2000                                                             $(1.68)        $15.43      (2.08)%
1999                                                             (2.07)          17.51            7.79
1998                                                             (2.30)          18.25           11.32
1997                                                             (1.71)          18.59           29.28
1996                                                             (1.01)          15.89           13.46
Class B:
2000                                                              (.19)          15.39            4.33



                                                                               Ratio of        Ratio of
                                                               Net assets,     expenses        net income
                                                               end of year    to average       to average
                         Year ended                           (in millions)   net assets       net assets
Class A:
2000                                                            $18,102          .63%            5.52%
1999                                                             23,012           .59             4.99
1998                                                             22,113           .59             4.75
1997                                                             18,814           .61             5.09
1996                                                             14,459           .62             5.56
Class B:
2000                                                               29          1.38 (3)         4.57 (3)



                                                                Portfolio
                                                                turnover
                         Year ended                               rate
Class A:
2000                                                           34.73% (4)
1999                                                              44.35
1998                                                              34.68
1997                                                              40.92
1996                                                              37.77
Class B:
2000                                                            34.73 (4)



(1) The years 1996 through 2000 represent, for Class A shares, fiscal years ended July 31.
The period ended July 31, 2000 represents, for Class B shares, the 138-day period ended
July 31, 2000.  Class B shares were not
 offered before March 15, 2000.
Total return for Class B is based on
activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Annualized.
(4) Represents portfolio turnover rate
 (equivalent for all share classes) for
 the year ended ended July 31, 2000.

 Income Fund of America
 Notes to Financial Statements
 Year ended July 31, 2000

Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

During the fiscal year ended July 31, 2000, the fund paid a long-term capital gain distribution of $1,033,505,000 to Class A shareholders. The fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 37% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 3% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2000 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



Independent Auditors' Report
To the Board of Directors and Shareholders of The Income Fund of America, Inc.:

 We have audited the accompanying statement of assets and liabilities of The Income Fund of America, Inc. (the "Fund"), including the investment portfolio, as of July 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares and the period March 15, 2000 through July 31, 2000 for Class B shares. These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The Income Fund of America, Inc. at July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares and the period March 15, 2000 through July 31, 2000 for Class B shares, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
September 1, 2000



                            PART C

                       OTHER INFORMATION
               THE INCOME FUND OF AMERICA, INC.

ITEM 23. EXHIBITS

(a) On file (see SEC files nos. 811-1880 and 2-33371)
(b) On file (see SEC files nos. 811-1880 and 2-33371)
(c) On file (see SEC files nos. 811-1880 and 2-33371)
(d) On file (see SEC files nos. 811-1880 and 2-33371)
(e) On file (see SEC files nos. 811-1880 and 2-33371)
(f) None
(g) On file (see SEC files nos. 811-1880 and 2-33371)
(h) None
(i) On file (see SEC files nos. 811-1880 and 2-33371)
(j) Consent of Independent Auditors
(k) None
(l) Not applicable to this filing
(m) On file (see SEC files nos. 811-1880 and 2-33371)
(n) On file (see SEC files nos. 811-1880 and 2-33371)
(o) None
(p) On file (see SEC files nos. 811-1880 and 2-33371)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

 None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

  The Articles of Incorporation state:

  The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws;
(b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with law.

  The By-Laws of the Corporation state:

            Section 5.01. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, may be indemnified by the Corporation against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding in the manner and on the terms provided by, and to the fullest extent authorized by, applicable state law, and shall be indemnified by the Corporation against such expenses, judgments, fines, and amounts in the manner and to the fullest extent required by applicable state law. However, no indemnification may be made under this section in the absence of a judicial or administrative determination absolving the prospective indemnitee of liability to the Corporation or its security holders unless, based upon a review of all material facts, (1) a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the proceeding, or (2) independent legal counsel in a written opinion, concludes that such person was not guilty of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties initiated in the conduct of his office.

           Section 5.02. No expenses incurred by a director, officer, employee, or agent of the Corporation in defending a civil or criminal action, suit, or proceeding to which he is a party may be paid or reimbursed by the Corporation in advance of the final disposition of such action, suit, or proceeding unless:

 (1) One of the following determines, on the basis of the facts then known to it, that there is reason to believe that indemnification would be permissible:

 (a) a majority of a quorum of disinterested non-party directors, or, if such a quorum cannot be obtained, a majority of a committee of two or more disinterested non-party directors duly designated to act in the matter by a majority vote of the full board;

 (b) special legal counsel selected by such a committee or such a quorum of disinterested non-party directors; or

 (c)  the stockholders; and

ITEM 25. INDEMNIFICATION (CONTINUED)

  (2) the Corporation receives the following from the prospective recipient of the advance:

 (a) a written affirmation of his good faith belief that he met the standard of conduct necessary for indemnification; and

 (b) an undertaking to repay the advance if it is ultimately determined that he is not entitled to indemnification under this Article.

           Section 5.03. The Corporation is authorized to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under the provisions of this Article. Anything in this Article V to the contrary notwithstanding, however, the Corporation shall not pay for insurance which protects any director or officer against liabilities arising from action involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; provided, that any such insurance may cover any of such categories if it provides only for payment to the Corporation and/or third parties of any damages caused by a director or officer, and also provides that the insurance company would be subrogated to the rights of the Corporation to recover from the director or officer.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                         (2)                (3)



       NAME AND PRINCIPAL                      POSITIONS AND OFFICES            POSITIONS AND OFFICES

          BUSINESS ADDRESS                       WITH UNDERWRITER                 WITH REGISTRANT



       David L. Abzug                          Vice President                   None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                            Vice President                   None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison                       Vice President                   None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                      Vice President                   None



       Steven L. Barnes                        Senior Vice President            None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                           Vice President                   None



       Michelle A. Bergeron                    Senior Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                     Regional Vice President          None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                         Senior Vice President            None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                       Vice President                   None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                           Senior Vice President            None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                       Senior Vice President            None

       2320 North Austin Avenue

       Georgetown, TX 78626



       Alan Brown                              Vice President                   None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                          Vice President                   None



       Brian C. Casey                          Vice President                   None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                       Senior Vice President            None

       609 W. Littleton Blvd.,
       Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                   Senior Vice President            None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                        Vice President                   None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                     Director                         None



L      Kevin G. Clifford                       Director, President and          None
                                               Co-Chief

                                               Executive Officer



       Ruth M. Collier                         Senior Vice President            None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                         Assistant Vice President         None



H      Carlo O. Cordasco                       Assistant Vice President         None



       Thomas E. Cournoyer                     Vice President                   None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                    Senior Vice President            None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                         Vice President                   None



       William F. Daugherty                    Regional Vice President          None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Daniel J. Delianedis                    Vice President                   None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. DiLella                      Vice President                   None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                         Senior Vice President            None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                           Senior Vice President            None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                          Director, Executive Vice         None
                                               President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                       Secretary                        None



       Robert W. Durbin                        Vice President                   None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                        Senior Vice President            None



       Timothy L. Ellis                        Regional Vice President          None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



L      Paul H. Fieberg                         Senior Vice President            None



       John Fodor                              Senior Vice President            None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                         Regional Vice President          None

       845 Western Avenue

       Glen Ellyn, IL 60137

       Clyde E. Gardner                        Senior Vice President            None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                     Vice President                   None



       Jeffrey J. Greiner                      Vice President                   None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                      Director                         Senior Vice President



B      Mariellen Hamann                        Assistant Vice President         None



       David E. Harper                         Senior Vice President            None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                         Assistant Vice President         None



       Ronald R. Hulsey                        Senior Vice President            None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                         Vice President                   None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                     Director                         None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                        Vice President                   None



       John Keating                            Regional Vice President          None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32073



       Andrew R. LeBlanc                       Regional Vice President          None

       10 Saint James Street South

       Garden City, NY 11530



       Arthur J. Levine                        Senior Vice President            None

       12558 Highlands Place

       Fishers, IN  46038

B      Karl A. Lewis                           Assistant Vice President         None



       T. Blake Liberty                        Vice President                   None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                            Regional Vice President          None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                          Vice President                   None



L      Susan G. Lindgren                       Vice President -                 None
                                               Institutional

                                               Investment Services



LW     Robert W. Lovelace                      Director                         None



       Stephen A. Malbasa                      Senior Vice President            None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                        Senior Vice President            None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                       Director, Senior Vice            None
                                               President



L      E. Lee McClennahan                      Senior Vice President            None



       James R. McCrary                        Regional Vice President          None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                      Senior Vice President            None



       Terry W. McNabb                         Vice President                   None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat                      Vice President -                 None
                                               Institutional

                                               Investment Services



       David R. Murray                         Vice President                   None

       1263 Brookwood Street

       Birmingham, MI 48009

       Stephen S. Nelson                       Vice President                   None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe                          Vice President                   None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                          Vice President                   None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                           Vice President                   None

       62 Park Drive

       Glenview, IL  60025



       Gary A. Peace                           Regional Vice President          None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                         Regional Vice President          None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       Fredric Phillips                        Senior Vice President            None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                     Assistant Vice President         None



       Carl S. Platou                          Vice President                   None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                            Senior Vice President            None



S      Richard P. Prior                        Vice President                   None



       Steven J. Reitman                       Senior Vice President            None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                        Vice President                   None

       P.O. Box 452

       Glenville, NC  28736

       George S. Ross                          Senior Vice President            None

       P.O. Box 376

       Southport, ME 04576



L      Julie D. Roth                           Vice President                   None



L      James F. Rothenberg                     Director                         None



       Douglas F. Rowe                         Vice President                   None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                    Vice President                   None

       10538 Cheviot Drive

       Los Angeles, CA  90064



       Dean B. Rydquist                        Senior Vice President            None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                       Senior Vice President            None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                     Vice President                   None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                     Director                         None



L      Sherrie L. Shaw                         Assistant Vice President         None



       Brad W. Short                           Regional Vice President          None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                          Chairman of the Board and        None

       1000 RIDC Plaza, Suite 212              Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                        Senior Vice President            None

       912 Castlehill Lane

       Devon, PA 19333



L      John C. Smith                           Assistant Vice President -       None

                                               Institutional Investment
                                               Services



       Rodney G. Smith                         Senior Vice President            None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                 Assistant Vice President         None



       Anthony L. Soave                        Regional Vice President          None

       8831 Morning Mist Drive

       Clarkston, MI 48348



       Therese L. Souiller                     Assistant Vice President         None

       2652 Excaliber Court

       Virginia Beach, VA 23454



       Nicholas D. Spadaccini                  Vice President                   None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                    Assistant Vice President         None



       Daniel S. Spradling                     Senior Vice President            None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                           Director                         None



B      Max D. Stites                           Vice President                   None



       Thomas A. Stout                         Vice President                   None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                       Vice President                   None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                    Senior Vice President            None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                          Assistant Vice President         None



       Gary J. Thoma                           Regional Vice President          None

       604 Thelosen Drive

       Kimberly, WI 54136



S      James P. Toomey                         Vice President                   None



I      Christopher E. Trede                    Vice President                   None



       George F. Truesdail                     Senior Vice President            None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                    Senior Vice President            None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                          Regional Vice President          None

       204 Fernleaf Drive

       Corona Del Mar, CA 92625



       Thomas E. Warren                        Vice President                   None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                           Senior Vice President,           None

                                               Treasurer and Controller



       Gregory J. Weimer                       Vice President                   None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                        Director                         None



       George J. Wenzel                        Regional Vice President          None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                         Assistant Vice President         None



       Timothy J. Wilson                       Vice President                   None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                       Vice President                   None



H      Marshall D. Wingo                       Director, Senior Vice            None
                                               President



L      Robert L. Winston                       Director, Senior Vice            None
                                               President



       William R. Yost                         Senior Vice President            None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                          Regional Vice President          None

       1616 Vermont

       Houston, TX  77006



       Jonathan Young                          Regional Vice President          None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                         Regional Vice President          None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS (CONTINUED)

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 None




                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco, and State of California on the 27th day of September, 2000.

      THE INCOME FUND OF AMERICA, INC.
      By /s/ Patrick F. Quan
       Patrick F. Quan, Secretary

ATTEST:
/s/ Melem Eday
Melem Eday

 Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on September 27, 2000 by the following persons in the capacities indicated.

         Signature                                Title

(1)      Principal Executive Officer:             President

                                                  and Director

         /s/ Janet A. McKinley

         (Janet A. McKinley)

(2)      Principal Financial Officer and

         Principal Accounting Officer:            Treasurer

         /s/ Anthony W. Hynes, Jr.

         (Anthony W. Hynes, Jr.)

(3)      Directors:

         Robert A. Fox*                           Director

         Roberta L. Hazard*                       Director

         Leonade D. Jones*                        Director

         John G. McDonald*                        Director

         James K. Peterson *                      Director

         /s/ James W. Ratzlaff                    Director

         (James W. Ratzlaff)

         Henry E. Riggs*                          Director

         Walter P. Stern*                         Chairman

         Patricia K. Woolf*                       Director


*By /s/ Patrick F. Quan
 Patrick F. Quan, Attorney-in-Fact

  Counsel reports that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).
      /s/ Michele Y. Yang
      Michele Y. Yang, Counsel